Quarterly Holdings Report
for

Fidelity ZERO℠ International Index Fund

January 31, 2021

IID-QTLY-0321
1.9891456.102

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value
Australia - 4.4%
Afterpay Ltd. (a)	19,070	$1,968,981
AGL Energy Ltd.	51,553	451,911
ALS Ltd.	40,579	309,195
Altium Ltd.	9,349	219,636
Alumina Ltd.	180,783	234,187
AMP Ltd.	280,961	318,866
Ampol Ltd.	20,614	412,289
Ansell Ltd.	11,301	317,834
APA Group unit	97,458	729,181
Aristocrat Leisure Ltd.	52,152	1,237,964
ASX Ltd.	15,377	843,667
Atlas Arteria Ltd. unit	76,340	369,310
Aurizon Holdings Ltd.	152,974	432,568
Australia & New Zealand Banking Group Ltd.	231,837	4,200,972
Bank of Queensland Ltd.	36,188	220,424
Beach Energy Ltd.	126,454	158,977
Bendigo & Adelaide Bank Ltd.	43,659	306,971
BHP Billiton Ltd.	240,446	8,018,632
BlueScope Steel Ltd.	41,352	524,298
Boral Ltd.	80,351	297,216
Brambles Ltd.	119,671	966,717
Carsales.com Ltd.	20,308	304,510
Challenger Ltd.	48,207	245,369
Charter Hall Group unit	40,222	418,674
Cleanaway Waste Management Ltd.	170,068	288,543
Coca-Cola Amatil Ltd.	40,543	405,284
Cochlear Ltd.	5,282	797,020
Coles Group Ltd.	108,650	1,512,081
Commonwealth Bank of Australia	144,764	9,239,203
Computershare Ltd.	42,496	466,703
Crown Ltd.	31,683	232,452
CSL Ltd.	37,139	7,712,359
Deterra Royalties Ltd. (a)	35,602	117,270
DEXUS Property Group unit	89,158	613,932
Dominos Pizza Enterprises Ltd.	5,157	362,673
Downer EDI Ltd.	59,129	233,177
Evolution Mining Ltd.	140,869	509,228
Fortescue Metals Group Ltd.	135,741	2,260,496
Goodman Group unit	137,518	1,858,135
Iluka Resources Ltd.	35,602	175,497
Incitec Pivot Ltd.	154,111	310,937
Insurance Australia Group Ltd.	197,584	732,367
JB Hi-Fi Ltd.	9,496	375,711
Lendlease Group unit	56,412	517,786
Link Administration Holdings Ltd.	43,981	160,668
Macquarie Group Ltd.	27,774	2,789,133
Magellan Financial Group Ltd.	11,939	437,240
Medibank Private Ltd.	228,669	510,300
Mirvac Group unit	323,326	588,103
National Australia Bank Ltd.	268,592	4,832,090
Newcrest Mining Ltd.	65,606	1,259,501
Northern Star Resources Ltd.	59,906	588,314
Orica Ltd.	32,356	377,350
Origin Energy Ltd.	144,329	522,838
Orora Ltd.	76,104	145,988
Qantas Airways Ltd.	155,576	535,045
QBE Insurance Group Ltd.	118,402	726,624
Qube Holdings Ltd.	175,072	381,327
Ramsay Health Care Ltd.	15,199	731,449
REA Group Ltd.	4,140	464,095
Reliance Worldwide Corp. Ltd.	61,794	201,655
Rio Tinto Ltd.	30,312	2,555,436
Santos Ltd.	143,033	711,627
Saracen Mineral Holdings Ltd.	91,204	339,452
Scentre Group unit	418,668	873,510
SEEK Ltd.	28,687	614,969
Sonic Healthcare Ltd.	39,022	1,025,002
South32 Ltd.	390,779	758,578
Spark Infrastructure Group unit	146,250	245,897
Steadfast Group Ltd.	73,231	223,867
Stockland Corp. Ltd. unit	196,046	666,735
Suncorp Group Ltd.	102,882	792,566
Sydney Airport unit	221,577	968,626
Tabcorp Holdings Ltd.	180,539	550,528
Telstra Corp. Ltd.	969,331	2,311,331
The GPT Group unit	160,002	528,256
The Star Entertainment Group Ltd.	71,689	189,020
Transurban Group unit	223,638	2,262,919
Treasury Wine Estates Ltd.	59,345	455,812
Vicinity Centres unit	319,232	374,499
Wesfarmers Ltd.	92,320	3,853,039
Westpac Banking Corp.	294,620	4,723,110
WiseTech Global Ltd.	12,738	304,511
Woodside Petroleum Ltd.	78,791	1,473,486
Woolworths Group Ltd.	103,051	3,218,000
WorleyParsons Ltd.	24,682	215,418

TOTAL AUSTRALIA		97,717,117

Austria - 0.2%
Andritz AG	5,596	266,208
BAWAG Group AG (b)	5,646	247,072
BUWOG AG rights (a)(c)	1,060	0
CA Immobilien Anlagen AG	5,945	256,117
Erste Group Bank AG	24,226	742,336
IMMOFINANZ Immobilien Anlagen AG (a)	6,434	136,015
OMV AG	11,349	478,459
Raiffeisen International Bank-Holding AG	12,044	236,341
S IMMO AG	4,118	88,854
S&T AG (a)	3,828	100,621
UNIQA Insurance Group AG	8,336	64,541
Verbund AG	5,492	495,862
Voestalpine AG	8,218	300,385
Wienerberger AG	10,696	363,963

TOTAL AUSTRIA		3,776,774

Bailiwick of Jersey - 0.4%
Experian PLC	75,230	2,629,486
Ferguson PLC	18,939	2,198,984
Glencore Xstrata PLC	892,782	2,980,220
IWG PLC (a)	59,269	254,504
Polymetal International PLC	22,227	481,483
WPP PLC	99,381	1,038,494

TOTAL BAILIWICK OF JERSEY		9,583,171

Belgium - 0.6%
Ackermans & Van Haaren SA	1,697	259,896
Aedifica SA	2,848	344,582
Ageas	14,856	762,425
Anheuser-Busch InBev SA NV	69,279	4,348,831
Barco NV	5,722	110,860
Cofinimmo SA	2,273	340,386
Elia System Operator SA/NV	2,863	345,007
Galapagos Genomics NV (a)	3,895	407,309
Groupe Bruxelles Lambert SA	9,436	936,468
KBC Groep NV	27,707	1,940,767
Proximus	12,659	266,997
Sofina SA	1,254	406,318
Solvay SA Class A	5,902	673,549
UCB SA	10,487	1,088,370
Umicore SA	16,359	928,500
Warehouses de Pauw	10,215	367,430

TOTAL BELGIUM		13,527,695

Bermuda - 0.3%
Alibaba Health Information Technology Ltd. (a)	340,000	1,065,618
Beijing Enterprises Water Group Ltd.	382,000	155,692
Brilliance China Automotive Holdings Ltd.	232,000	182,530
China Gas Holdings Ltd.	166,600	588,765
China Resource Gas Group Ltd.	66,000	330,287
CK Infrastructure Holdings Ltd.	45,500	242,663
Cosan Ltd. Class A	8,424	145,988
Credicorp Ltd. (United States)	5,157	775,252
Hiscox Ltd. (a)	28,309	362,431
Hongkong Land Holdings Ltd.	91,739	424,752
Jardine Matheson Holdings Ltd.	21,361	1,234,666
Jardine Strategic Holdings Ltd.	14,592	379,246
Kunlun Energy Co. Ltd.	312,000	266,799
Shenzhen International Holdings Ltd.	37	61

TOTAL BERMUDA		6,154,750

Brazil - 1.1%
Aliansce Sonae Shopping Centers SA (a)	9,500	47,939
Ambev SA	358,400	989,769
Atacadao SA	32,500	113,097
B2W Companhia Global do Varejo (a)	17,968	270,338
B3 SA - Brasil Bolsa Balcao	168,300	1,839,445
Banco Bradesco SA	99,030	391,675
Banco do Brasil SA	118,000	730,248
Banco Inter SA unit	12,320	297,789
BB Seguridade Participacoes SA	56,000	283,101
BR Malls Participacoes SA (a)	62,900	109,788
BRF SA (a)	61,100	236,967
BTG Pactual Participations Ltd. unit	18,700	324,859
CCR SA	93,000	206,009
Centrais Eletricas Brasileiras SA (Electrobras)	30,951	162,296
Cielo SA	69,900	52,507
Cogna Educacao (a)	124,700	103,016
Companhia Brasileira de Distribuicao Grupo Pao de Acucar	13,500	186,238
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	28,300	211,394
Companhia Siderurgica Nacional SA (CSN)	49,400	274,475
Compania de Locacao das Americas	26,800	128,137
Compania de Saneamento do Parana unit	17,100	68,132
Cosan SA Industria e Comercio	13,500	185,201
CPFL Energia SA	11,100	63,114
Cyrela Brazil Realty SA	18,400	86,192
Embraer SA (a)	64,000	102,818
Energisa SA unit	24,300	218,733
Eneva SA (a)	21,100	241,412
ENGIE Brasil Energia SA	15,850	124,450
Equatorial Energia SA	63,900	263,009
Hapvida Participacoes e Investimentos SA (b)	91,400	286,826
Hypermarcas SA	36,800	217,179
IRB Brasil Resseguros SA	68,899	90,667
JBS SA	74,200	327,915
Klabin SA unit	57,400	294,795
Localiza Rent A Car SA	48,030	560,763
Lojas Americanas SA rights 2/4/21 (a)	655	551
Lojas Renner SA	66,400	503,273
Magazine Luiza SA	217,680	1,005,369
Multiplan Empreendimentos Imobiliarios SA	19,900	77,106
Natura & Co. Holding SA	68,788	616,796
Neoenergia SA	20,400	67,374
Notre Dame Intermedica Participacoes SA	41,160	710,900
Petrobras Distribuidora SA	62,800	266,975
Petroleo Brasileiro SA - Petrobras (ON)	294,600	1,471,546
Qualicorp Consultoria E Corret	20,900	118,836
Raia Drogasil SA	94,500	430,409
Rumo SA (a)	95,200	353,211
Sul America SA unit	27,542	200,899
Suzano Papel e Celulose SA (a)	57,953	657,233
Telefonica Brasil SA	31,100	256,921
Terna Participacoes SA unit	29,100	170,673
TIM SA	72,300	175,748
Totvs SA	39,300	203,992
Ultrapar Participacoes SA	62,800	249,988
Vale SA	280,300	4,505,681
Via Varejo SA (a)	109,586	294,224
Weg SA	59,100	905,068
YDUQS Participacoes SA	22,600	138,581

TOTAL BRAZIL		23,471,647

Canada - 6.2%
Agnico Eagle Mines Ltd. (Canada)	19,952	1,392,856
Air Canada(a)	27,597	432,056
Alamos Gold, Inc.	33,230	266,620
Algonquin Power & Utilities Corp.	48,404	806,639
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	70,308	2,144,291
Allied Properties (REIT)	10,795	306,354
AltaGas Ltd.	23,819	353,723
ATCO Ltd. Class I (non-vtg.)	6,299	180,337
B2Gold Corp.	87,308	431,505
Bank of Montreal	52,930	3,937,206
Bank of Nova Scotia	99,104	5,285,547
Barrick Gold Corp. (Canada)	145,472	3,249,017
Bausch Health Cos., Inc. (Canada) (a)	25,156	641,908
BCE, Inc.	74,013	3,139,367
BlackBerry Ltd. (a)	42,033	590,352
Boyd Group Services, Inc.	1,808	335,217
Brookfield Asset Management, Inc. (Canada) Class A	114,753	4,446,539
CAE, Inc.	22,335	504,601
Cameco Corp.	32,864	408,889
Canadian Apartment Properties (REIT) unit	15,006	600,827
Canadian Imperial Bank of Commerce	36,607	3,119,790
Canadian National Railway Co.	58,097	5,884,437
Canadian Natural Resources Ltd.	96,871	2,188,546
Canadian Pacific Railway Ltd.	10,982	3,689,780
Canadian Tire Ltd. Class A (non-vtg.)	4,747	615,523
Canadian Utilities Ltd. Class A (non-vtg.)	10,417	257,503
Capital Power Corp.	9,269	264,425
CCL Industries, Inc. Class B	12,031	551,991
Cenovus Energy, Inc. (Canada)	104,129	614,799
CGI, Inc. Class A (sub. vtg.) (a)	18,934	1,517,681
CI Financial Corp.	16,683	207,176
Constellation Software, Inc.	1,630	1,985,675
Descartes Systems Group, Inc. (Canada) (a)	6,833	416,686
Dollarama, Inc.	23,553	920,754
Element Financial Corp.	36,280	337,053
Emera, Inc.	21,094	882,030
Empire Co. Ltd. Class A (non-vtg.)	14,120	390,115
Enbridge, Inc.	165,916	5,573,999
Fairfax Financial Holdings Ltd. (sub. vtg.)	2,194	795,965
Finning International, Inc.	14,844	309,939
First Quantum Minerals Ltd.	44,258	737,201
FirstService Corp.	3,089	421,964
Fortis, Inc.	38,370	1,551,903
Franco-Nevada Corp.	15,663	1,865,841
George Weston Ltd.	5,628	407,373
Gibson Energy, Inc.	13,304	201,524
Gildan Activewear, Inc.	16,531	413,033
Great-West Lifeco, Inc.	22,487	513,486
Hydro One Ltd. (b)	24,530	568,386
iA Financial Corp, Inc.	9,083	404,731
IGM Financial, Inc.	6,695	177,434
Imperial Oil Ltd.	18,637	354,595
Intact Financial Corp.	11,750	1,295,601
Inter Pipeline Ltd.	34,117	342,304
Keyera Corp.	17,476	328,269
Kinross Gold Corp.	100,819	704,058
Kirkland Lake Gold Ltd.	22,658	870,705
Loblaw Companies Ltd.	13,222	638,482
Lundin Mining Corp.	53,049	472,930
Magna International, Inc. Class A (sub. vtg.)	22,294	1,570,125
Manulife Financial Corp.	159,060	2,874,586
Methanex Corp.	4,868	161,258
Metro, Inc. Class A (sub. vtg.)	20,645	892,478
National Bank of Canada	27,630	1,552,898
Northland Power, Inc.	14,228	521,276
Nutrien Ltd.	46,529	2,291,610
Onex Corp. (sub. vtg.)	6,486	343,485
Open Text Corp.	22,316	999,617
Pan American Silver Corp.	17,446	566,297
Parkland Corp.	12,425	372,823
Pembina Pipeline Corp.	44,822	1,179,831
Power Corp. of Canada (sub. vtg.)	47,319	1,101,612
Quebecor, Inc. Class B (sub. vtg.)	13,686	327,501
Restaurant Brands International, Inc.	24,916	1,437,188
RioCan (REIT)	26,047	346,886
Ritchie Bros. Auctioneers, Inc.	8,737	515,919
Rogers Communications, Inc. Class B (non-vtg.)	28,754	1,297,668
Royal Bank of Canada	116,240	9,408,282
Saputo, Inc.	19,618	514,402
Shaw Communications, Inc. Class B	38,687	663,768
Shopify, Inc. Class A (a)	8,985	9,796,829
SNC-Lavalin Group, Inc.	13,663	226,194
Stantec, Inc.	8,897	315,874
Sun Life Financial, Inc.	48,047	2,220,589
Suncor Energy, Inc.	125,166	2,093,686
TC Energy Corp.	77,158	3,307,159
Teck Resources Ltd. Class B (sub. vtg.)	37,683	688,387
TELUS Corp.	105,723	2,181,842
TFI International, Inc. (Canada)	7,205	478,587
The Toronto-Dominion Bank	148,360	8,406,777
Thomson Reuters Corp.	13,971	1,139,203
TMX Group Ltd.	4,064	391,987
Topicus.Com, Inc. (a)(c)	2,793	10,511
Toromont Industries Ltd.	6,598	442,911
Waste Connection, Inc. (Canada)	21,569	2,124,937
Wheaton Precious Metals Corp.	36,925	1,516,560
WSP Global, Inc.	5,756	536,101
Yamana Gold, Inc.	79,993	373,457

TOTAL CANADA		137,438,639

Cayman Islands - 8.1%
AAC Technology Holdings, Inc.	55,000	299,004
Airtac International Group	11,000	392,703
Alibaba Group Holding Ltd. sponsored ADR (a)	150,145	38,111,305
Anta Sports Products Ltd.	73,000	1,207,997
ASM Pacific Technology Ltd.	25,000	364,686
Autohome, Inc. ADR Class A (d)	4,679	515,766
Baidu.com, Inc. sponsored ADR (a)	22,255	5,230,370
BeiGene Ltd. ADR (a)	3,192	1,021,440
Bilibili, Inc. ADR (a)(d)	12,796	1,457,336
Chailease Holding Co. Ltd.	109,285	604,733
China Biologic Products Holdings, Inc. (a)	1,254	147,784
China Conch Venture Holdings Ltd.	136,000	648,141
China Evergrande Group	150,000	289,040
China Feihe Ltd. (b)	234,000	700,197
China Mengniu Dairy Co. Ltd.	222,000	1,324,283
China Resources Cement Holdings Ltd.	196,000	216,647
China Resources Land Ltd.	232,000	924,619
CIFI Holdings Group Co. Ltd.	307,976	253,825
CK Asset Holdings Ltd.	198,500	997,204
CK Hutchison Holdings Ltd.	220,500	1,527,211
Country Garden Holdings Co. Ltd.	586,140	708,365
Country Garden Services Holdings Co. Ltd.	122,000	996,834
ENN Energy Holdings Ltd.	61,700	956,546
GDS Holdings Ltd. ADR (a)(d)	9,346	967,872
Geely Automobile Holdings Ltd.	464,000	1,696,630
Genscript Biotech Corp.	86,000	109,812
Hengan International Group Co. Ltd.	54,000	387,592
Huazhu Group Ltd. ADR	11,689	566,917
Innovent Biologics, Inc. (a)(b)	67,500	771,354
iQIYI, Inc. ADR (a)(d)	25,851	564,844
JD.com, Inc. sponsored ADR (a)	73,271	6,498,405
JOYY, Inc. ADR	4,594	422,832
Kingdee International Software Group Co. Ltd.	198,000	799,329
Kingsoft Corp. Ltd.	77,000	595,879
Li Ning Co. Ltd.	166,000	1,039,474
Logan Property Holdings Co. Ltd.	84,000	125,893
Longfor Properties Co. Ltd. (b)	129,000	729,584
Meituan Class B (a)	340,900	15,644,049
Melco Crown Entertainment Ltd. sponsored ADR	16,202	259,070
Minth Group Ltd.	54,000	247,599
Momo, Inc. ADR	13,946	213,095
NetEase, Inc. ADR	32,724	3,762,933
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	12,153	2,035,628
NIO, Inc. sponsored ADR (a)	104,638	5,964,366
PagSeguro Digital Ltd. (a)	14,653	717,264
Parade Technologies Ltd.	6,000	259,184
Pinduoduo, Inc. ADR (a)	28,531	4,727,872
Sands China Ltd.	197,600	786,246
Sea Ltd. ADR (a)	29,143	6,315,580
Shenzhou International Group Holdings Ltd.	61,300	1,202,558
Shimao Property Holdings Ltd.	95,500	277,758
Silergy Corp.	6,000	560,137
Silicon Motion Technology Corp. sponsored ADR	2,922	144,376
SINA Corp. (a)	3,938	164,687
Sino Biopharmaceutical Ltd.	852,500	794,967
StoneCo Ltd. Class A (a)	16,121	1,159,100
Sunac China Holdings Ltd.	205,000	765,453
Sunac Services Holdings Ltd. (a)(b)	63,952	179,815
Sunny Optical Technology Group Co. Ltd.	58,200	1,532,833
TAL Education Group ADR (a)	32,621	2,507,902
Tencent Holdings Ltd.	469,200	41,807,259
Tingyi (Cayman Islands) Holding Corp.	160,000	318,628
Trip.com Group Ltd. ADR (a)	37,396	1,190,315
Vipshop Holdings Ltd. ADR (a)	31,619	866,993
Want Want China Holdings Ltd.	478,000	344,016
Weibo Corp. sponsored ADR (a)(d)	4,747	216,368
WH Group Ltd. (b)	772,500	627,705
Wharf Real Estate Investment Co. Ltd.	140,000	743,043
Wuxi Biologics (Cayman), Inc. (a)(b)	250,000	3,500,481
Wynn Macau Ltd. (a)	119,200	189,410
Xinyi Glass Holdings Ltd.	202,000	489,808
Xinyi Solar Holdings Ltd.	333,895	732,108
XPeng, Inc. ADR (a)(d)	13,291	640,360
Yihai International Holding Ltd.	33,000	543,527
Zai Lab Ltd. ADR (a)	5,689	910,638
Zhen Ding Technology Holding Ltd.	51,000	207,561
ZTO Express, Inc. sponsored ADR	51,479	1,702,925

TOTAL CAYMAN ISLANDS		179,426,070

Chile - 0.1%
Aguas Andinas SA	203,700	61,819
Banco de Chile	3,735,926	380,807
Banco de Credito e Inversiones	4,988	209,075
Banco Santander Chile	4,990,847	252,663
Cencosud SA	118,683	205,964
Cencosud Shopping SA	37,712	54,525
Colbun SA (a)	505,813	87,215
Compania Cervecerias Unidas SA	10,240	83,892
Empresa Nacional de Telecomunicaciones SA (ENTEL)	7,946	48,662
Empresas CMPC SA	98,054	262,212
Empresas COPEC SA	28,609	300,570
Enel Americas SA	2,233,383	335,884
Enel Chile SA	1,784,419	129,191
Falabella SA	60,005	205,417
Parque Arauco SA	42,537	62,288

TOTAL CHILE		2,680,184

China - 1.7%
Agricultural Bank of China Ltd. (H Shares)	2,274,000	821,230
Anhui Conch Cement Co. Ltd. (H Shares)	95,000	563,022
Bank Communications Co. Ltd. (H Shares)	1,723,000	933,363
Bank of China Ltd. (H Shares)	6,235,000	2,110,448
BYD Co. Ltd. (H Shares)	50,000	1,510,182
CGN Power Co. Ltd. (H Shares) (b)	1,019,000	219,486
China CITIC Bank Corp. Ltd. (H Shares)	940,000	417,064
China Construction Bank Corp. (H Shares)	8,022,000	6,076,013
China International Capital Corp. Ltd. (H Shares) (a)(b)	106,400	278,583
China Life Insurance Co. Ltd. (H Shares)	607,000	1,289,127
China Merchants Bank Co. Ltd. (H Shares)	307,000	2,357,960
China Minsheng Banking Corp. Ltd. (H Shares)	435,500	249,395
China National Building Materials Co. Ltd. (H Shares)	318,000	381,030
China Oilfield Services Ltd. (H Shares)	138,000	152,893
China Pacific Insurance (Group) Co. Ltd. (H Shares)	227,000	939,825
China Petroleum & Chemical Corp. (H Shares)	2,072,000	981,262
China Railway Group Ltd. (H Shares)	310,000	141,141
China Shenhua Energy Co. Ltd. (H Shares)	268,500	497,989
China Tower Corp. Ltd. (H Shares) (b)	3,794,000	548,064
China Vanke Co. Ltd. (H Shares)	153,800	552,456
CITIC Securities Co. Ltd. (H Shares)	188,500	414,769
Great Wall Motor Co. Ltd. (H Shares)	253,000	792,945
Guangzhou Automobile Group Co. Ltd. (H Shares)	220,000	200,613
Haier Smart Home Co. Ltd. (a)	154,200	638,419
Haitong Securities Co. Ltd. (H Shares)	258,800	230,653
Huatai Securities Co. Ltd. (H Shares) (b)	130,200	207,561
Industrial & Commercial Bank of China Ltd. (H Shares)	6,077,000	3,876,338
New China Life Insurance Co. Ltd. (H Shares)	61,700	230,383
Nongfu Spring Co. Ltd. (H Shares) (a)(b)	127,600	963,593
People's Insurance Co. of China Group Ltd. (H Shares)	619,000	190,812
PetroChina Co. Ltd. (H Shares)	1,694,000	513,449
PICC Property & Casualty Co. Ltd. (H Shares)	568,000	414,649
Ping An Insurance Group Co. of China Ltd. (H Shares)	450,000	5,300,004
Postal Savings Bank of China Co. Ltd. (H Shares) (b)	706,000	504,465
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	192,000	359,075
Sinopharm Group Co. Ltd. (H Shares)	108,400	264,805
Tsingtao Brewery Co. Ltd. (H Shares)	36,000	347,545
Weichai Power Co. Ltd. (H Shares)	160,000	472,576
WuXi AppTec Co. Ltd. (H Shares) (b)	24,620	587,457
Zijin Mining Group Co. Ltd. (H Shares)	462,000	514,840
ZTE Corp. (H Shares)	69,200	197,249

TOTAL CHINA		38,242,733

Colombia - 0.0%
Bancolombia SA	17,547	150,445
Grupo Argos SA	23,729	88,427
Grupo de Inversiones Suramerica SA	17,894	113,812
Interconexion Electrica SA ESP	33,819	218,511

TOTAL COLOMBIA		571,195

Czech Republic - 0.0%
CEZ A/S	13,637	328,103
Komercni Banka A/S (a)	6,853	209,297
MONETA Money Bank A/S (a)(b)	29,726	101,181

TOTAL CZECH REPUBLIC		638,581

Denmark - 1.4%
A.P. Moller - Maersk A/S:
Series A	233	442,915
Series B	539	1,107,197
Ambu A/S Series B	13,515	640,621
Ascendis Pharma A/S sponsored ADR (a)	3,507	526,576
Carlsberg A/S Series B	8,227	1,208,424
Christian Hansen Holding A/S (a)	8,178	742,727
Coloplast A/S Series B	9,763	1,461,439
Danske Bank A/S	56,354	967,800
DSV Panalpina A/S	16,751	2,622,827
Genmab A/S (a)	5,364	2,144,340
GN Store Nord A/S	11,788	904,017
ISS Holdings A/S	12,041	208,261
Novo Nordisk A/S Series B	136,376	9,501,074
Novozymes A/S Series B	16,814	1,012,911
ORSTED A/S (b)	14,785	2,815,340
Pandora A/S	8,193	793,018
Royal Unibrew A/S	3,312	328,357
SimCorp A/S	3,371	438,385
Tryg A/S	11,324	353,656
Vestas Wind Systems A/S	16,258	3,490,881

TOTAL DENMARK		31,710,766

Egypt - 0.0%
Commercial International Bank SAE	120,449	484,173
Faroe Islands - 0.0%
Bakkafrost (a)	3,841	271,521
Finland - 0.8%
Elisa Corp. (A Shares)	12,079	719,438
Fortum Corp.	35,803	868,323
Huhtamaki Oyj	7,561	371,797
Kesko Oyj	22,992	597,102
Kone OYJ (B Shares)	32,871	2,589,698
Metso Outotec Oyj	44,340	443,923
Neles Oyj	10,890	140,481
Neste Oyj	35,209	2,490,181
Nokia Corp. (a)	461,621	2,220,633
Nokian Tyres PLC	10,510	385,948
Nordea Bank ABP (Stockholm Stock Exchange)	278,056	2,253,564
Orion Oyj (B Shares)	8,907	409,016
Sampo Oyj (A Shares)	41,192	1,733,603
Stora Enso Oyj (R Shares)	49,802	906,558
UPM-Kymmene Corp.	43,722	1,564,705
Wartsila Corp.	38,022	374,024

TOTAL FINLAND		18,068,994

France - 5.3%
Accor SA (a)	14,271	481,976
Air Liquide SA	38,544	6,303,757
Alstom SA (a)	20,291	1,100,171
Arkema SA	5,408	600,503
Atos Origin SA (a)	7,947	612,206
AXA SA	169,746	3,760,616
BNP Paribas SA (a)	93,956	4,505,725
Bouygues SA	18,162	714,553
Bureau Veritas SA	23,194	610,510
Capgemini SA	13,167	1,909,468
Carrefour SA	46,529	789,949
Compagnie de St. Gobain (a)	43,684	2,171,586
Compagnie Generale des Etablissements Michelin SCA Series B	14,416	1,986,633
Credit Agricole SA (a)	104,399	1,188,384
Danone SA	56,012	3,724,723
Dassault Systemes SA	11,159	2,231,045
Edenred SA	20,173	1,096,012
Eiffage SA (a)	6,588	599,135
ENGIE (a)	145,508	2,263,771
Essilor International SA	24,307	3,451,238
Gecina SA	4,410	629,366
Getlink SE (a)	35,974	555,307
Hermes International SCA	2,823	2,886,623
Kering SA	6,075	3,992,846
Klepierre SA	16,770	404,379
L'Oreal SA	19,583	6,889,306
Legrand SA	21,673	1,996,266
LVMH Moet Hennessy Louis Vuitton SE	21,811	13,186,832
Orange SA	167,010	1,960,101
Orpea (a)	4,411	610,774
Pernod Ricard SA	16,477	3,113,325
Publicis Groupe SA	18,849	978,101
Renault SA	16,676	713,158
Safran SA (a)	26,899	3,381,412
Sanofi SA	93,554	8,798,595
Schneider Electric SA	43,826	6,414,408
Societe Generale Series A	65,333	1,218,004
Sodexo SA	6,840	609,768
SR Teleperformance SA	4,803	1,574,910
Suez Environnement SA	33,187	682,646
Thales SA	8,726	785,524
Total SA	205,780	8,673,304
Valeo SA	19,231	719,737
Veolia Environnement SA	42,871	1,147,696
VINCI SA	41,593	3,856,843
Vivendi SA	70,284	2,159,623

TOTAL FRANCE		118,040,815

Germany - 4.8%
adidas AG	15,067	4,790,554
Allianz SE	34,091	7,716,544
BASF AG	74,978	5,794,771
Bayer AG	80,311	4,860,654
Bayerische Motoren Werke AG (BMW)	25,869	2,197,847
Bechtle AG	2,225	472,796
Beiersdorf AG	7,969	869,858
Brenntag AG	12,435	976,959
Carl Zeiss Meditec AG	2,996	469,018
Commerzbank AG	80,827	537,520
Continental AG	8,821	1,234,535
Covestro AG (b)	14,542	991,080
Daimler AG (Germany)	67,914	4,790,078
Delivery Hero AG (a)(b)	12,804	1,950,056
Deutsche Bank AG (a)	169,313	1,719,577
Deutsche Borse AG	15,546	2,501,611
Deutsche Post AG	79,902	3,946,767
Deutsche Telekom AG	263,755	4,690,240
Deutsche Wohnen AG (Bearer)	29,426	1,459,822
E.ON AG	184,473	1,951,456
Evonik Industries AG	15,672	516,930
Fresenius Medical Care AG & Co. KGaA	17,153	1,387,659
Fresenius SE & Co. KGaA	33,766	1,506,714
GEA Group AG	13,390	463,759
Hannover Reuck SE	4,838	751,508
HeidelbergCement AG	11,760	870,838
Henkel AG & Co. KGaA	7,990	748,552
Infineon Technologies AG	106,362	4,261,245
KION Group AG	5,967	516,736
Knorr-Bremse AG	5,393	714,548
Lanxess AG	7,241	546,220
LEG Immobilien AG	5,759	827,478
Merck KGaA	10,607	1,772,492
MTU Aero Engines Holdings AG	4,385	1,021,712
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,469	3,045,303
OSRAM Licht AG (a)	2,388	148,955
Puma AG	7,652	750,130
Rheinmetall AG	3,629	384,643
RWE AG	55,328	2,380,901
SAP SE	89,189	11,317,020
Scout24 AG (b)	8,742	676,845
Siemens AG	65,885	10,229,410
Symrise AG	10,535	1,312,994
Thyssenkrupp AG (a)	32,868	383,154
TUI AG (GB)	96,140	464,994
Uniper SE	8,064	282,817
Vonovia SE	46,244	3,094,424
Zalando SE (a)(b)	13,634	1,567,194

TOTAL GERMANY		105,866,918

Greece - 0.1%
Alpha Bank AE (a)	97,651	88,350
EFG Eurobank Ergasias SA (a)	225,234	150,169
Hellenic Telecommunications Organization SA	21,058	306,659
Jumbo SA	9,656	151,749
Lamda Development SA (a)	3,861	29,800
Motor Oil (HELLAS) Corinth Refineries SA	4,141	58,294
Mytilineos SA	8,384	122,703
National Bank of Greece SA (a)	39,856	94,365
OPAP SA	16,154	198,389
Piraeus Financial Holdings SA (a)	20,915	22,843

TOTAL GREECE		1,223,321

Hong Kong - 1.8%
AIA Group Ltd.	987,200	11,902,428
Bank of East Asia Ltd.	129,787	281,562
Beijing Enterprises Holdings Ltd.	55,500	181,821
BOC Hong Kong (Holdings) Ltd.	289,000	864,773
China Everbright International Ltd.	295,185	166,376
China Jinmao Holdings Group Ltd.	446,000	175,449
China Merchants Holdings International Co. Ltd.	152,000	212,123
China Overseas Land and Investment Ltd.	301,000	678,616
China Resources Beer Holdings Co. Ltd.	112,000	989,521
China Resources Power Holdings Co. Ltd.	192,000	203,311
China Taiping Insurance Group Ltd.	113,200	200,609
CLP Holdings Ltd.	132,000	1,238,763
CSPC Pharmaceutical Group Ltd.	738,160	754,036
Far East Horizon Ltd.	178,000	183,665
Fosun International Ltd.	195,000	296,779
Galaxy Entertainment Group Ltd.	174,000	1,319,601
Guangdong Investment Ltd.	236,000	414,577
Hang Lung Properties Ltd.	151,000	403,147
Hang Seng Bank Ltd.	59,300	1,073,071
Henderson Land Development Co. Ltd.	109,500	447,853
Hong Kong & China Gas Co. Ltd.	873,660	1,254,781
Hong Kong Exchanges and Clearing Ltd.	97,253	6,239,144
Lenovo Group Ltd.	508,000	598,206
Link (REIT)	170,542	1,489,142
MTR Corp. Ltd.	126,113	734,402
New World Development Co. Ltd.	117,000	544,011
Power Assets Holdings Ltd.	106,000	564,641
Sino Land Ltd.	240,728	335,326
Sun Art Retail Group Ltd.	180,500	187,409
Sun Hung Kai Properties Ltd.	125,000	1,707,528
Swire Pacific Ltd. (A Shares)	39,500	247,345
Swire Properties Ltd.	86,200	250,709
Techtronic Industries Co. Ltd.	141,000	2,124,116
Vitasoy International Holdings Ltd.	80,000	349,273

TOTAL HONG KONG		38,614,114

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	39,398	297,273
OTP Bank PLC (a)	17,707	812,470
Richter Gedeon PLC	11,870	335,864

TOTAL HUNGARY		1,445,607

India - 2.4%
Adani Ports & Special Economic Zone Ltd.	60,490	423,164
Asian Paints Ltd.	36,956	1,221,054
Avenue Supermarts Ltd. (a)(b)	11,848	431,169
Axis Bank Ltd. (a)	215,666	1,962,188
Bajaj Finance Ltd.	21,748	1,413,217
Bajaj Finserv Ltd.	4,868	582,794
Bharat Petroleum Corp. Ltd.	66,931	352,384
Bharti Airtel Ltd.	196,639	1,494,089
HDFC Bank Ltd. (a)	332,317	6,350,503
HDFC Standard Life Insurance Co. Ltd. (a)(b)	62,963	585,860
Hindustan Unilever Ltd.	73,041	2,269,524
Housing Development Finance Corp. Ltd.	146,982	4,796,786
ICICI Bank Ltd. (a)	564,031	4,174,739
IndusInd Bank Ltd. (a)	52,757	612,650
Infosys Ltd.	299,079	5,074,758
ITC Ltd.	714,905	1,994,296
JSW Steel Ltd.	80,420	404,915
Kotak Mahindra Bank Ltd. (a)	106,845	2,511,943
Larsen & Toubro Ltd.	98,868	1,811,133
Maruti Suzuki India Ltd.	10,778	1,066,062
Power Grid Corp. of India Ltd.	205,515	520,275
Reliance Industries Ltd.	263,965	6,673,213
State Bank of India (a)	315,102	1,220,015
Sun Pharmaceutical Industries Ltd.	88,113	708,919
Tata Consultancy Services Ltd.	85,734	3,661,110
Titan Co. Ltd.	33,877	660,383
Ultratech Cemco Ltd.	9,294	679,542

TOTAL INDIA		53,656,685

Indonesia - 0.4%
Mitra Keluarga Karyasehat Tbk PT	432,700	89,439
PT ACE Hardware Indonesia Tbk	489,200	54,394
PT Adaro Energy Tbk	1,110,800	95,008
PT Astra International Tbk	1,642,000	713,913
PT Bank BTPN Syariah Tbk	166,200	40,277
PT Bank Central Asia Tbk	917,100	2,209,407
PT Bank Mandiri (Persero) Tbk	1,528,100	714,923
PT Bank Negara Indonesia (Persero) Tbk	588,700	232,878
PT Bank Rakyat Indonesia Tbk	4,387,900	1,307,300
PT Barito Pacific Tbk (a)	1,950,700	123,048
PT Charoen Pokphand Indonesia Tbk	561,200	230,000
PT Gudang Garam Tbk (a)	33,100	89,002
PT Indah Kiat Pulp & Paper Tbk	201,600	185,363
PT Indocement Tunggal Prakarsa Tbk	159,900	152,435
PT Indofood CBP Sukses Makmur Tbk	156,400	101,443
PT Indofood Sukses Makmur Tbk	407,900	175,894
PT Jasa Marga Tbk	171,100	52,684
PT Kalbe Farma Tbk	1,772,600	185,093
PT Perusahaan Gas Negara Tbk Series B	747,400	71,650
PT Semen Gresik (Persero) Tbk	227,400	171,806
PT Telekomunikasi Indonesia Tbk Series B	3,853,800	854,264
PT Tower Bersama Infrastructure Tbk	752,000	120,063
PT United Tractors Tbk	124,600	202,930

TOTAL INDONESIA		8,173,214

Ireland - 0.6%
Bank Ireland Group PLC	69,146	258,449
CRH PLC	63,086	2,588,724
DCC PLC (United Kingdom)	8,183	618,450
Flutter Entertainment PLC	5,508	1,028,250
Flutter Entertainment PLC (Ireland)	6,177	1,153,275
Grafton Group PLC unit	16,531	196,262
ICON PLC (a)	4,376	891,873
James Hardie Industries PLC CDI (a)	35,672	1,002,981
Kerry Group PLC Class A	12,291	1,669,072
Kingspan Group PLC (Ireland) (a)	12,487	848,602
Ryanair Holdings PLC sponsored ADR (a)	16,634	1,581,394
Smurfit Kappa Group PLC	20,427	983,635
UDG Healthcare PLC (United Kingdom)	21,295	238,087

TOTAL IRELAND		13,059,054

Isle of Man - 0.0%
Entain PLC (a)	47,711	811,257
NEPI Rockcastle PLC	31,402	189,019

TOTAL ISLE OF MAN		1,000,276

Israel - 0.5%
Airport City Ltd. (a)	5,936	85,919
Alony Hetz Properties & Investments Ltd.	10,612	135,213
Amot Investments Ltd.	14,809	82,529
Azrieli Group	3,028	186,268
Bank Hapoalim BM (Reg.) (a)	93,164	663,887
Bank Leumi le-Israel BM	121,384	757,784
Bezeq The Israel Telecommunication Corp. Ltd. (a)	170,249	175,291
Check Point Software Technologies Ltd. (a)	8,952	1,143,528
CyberArk Software Ltd. (a)	3,197	512,319
Elbit Systems Ltd. (Israel)	1,923	267,624
First International Bank of Israel	4,594	121,182
Gazit-Globe Ltd.	4,278	26,082
Icl Group Ltd.	56,298	302,771
Isracard Ltd.	3,766	14,278
Israel Discount Bank Ltd. (Class A)	95,957	376,084
Kornit Digital Ltd. (a)	3,583	324,745
Melisron Ltd.	1,768	91,530
Mizrahi Tefahot Bank Ltd.	11,784	277,361
NICE Systems Ltd. (a)	5,072	1,312,889
Paz Oil Co. Ltd.	794	78,584
Plus500 Ltd.	8,815	162,266
Radware Ltd. (a)	3,498	99,168
Reit 1 Ltd.	10,557	48,931
Shikun & Binui Ltd. (a)	17,556	101,580
Shufersal Ltd.	14,183	118,561
Strauss Group Ltd.	3,880	110,536
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	89,276	1,051,671
Tower Semiconductor Ltd. (a)	8,472	245,072
Wix.com Ltd. (a)(d)	4,569	1,128,771

TOTAL ISRAEL		10,002,424

Italy - 1.1%
A2A SpA	127,564	207,439
Amplifon SpA	6,876	273,111
Assicurazioni Generali SpA	98,880	1,690,741
Astm SpA (a)	4,876	108,641
Atlantia SpA (a)	41,127	654,066
Azimut Holding SpA	10,192	214,717
Banca Mediolanum S.p.A.	19,933	158,322
Banco BPM SpA	116,555	256,370
Davide Campari Milano NV	33,699	362,988
Enel SpA	629,932	6,247,661
Eni SpA	207,338	2,094,274
FinecoBank SpA	48,938	764,630
Hera SpA	62,633	219,208
Infrastrutture Wireless Italiane SpA (b)	24,661	265,306
Interpump Group SpA	6,632	298,108
Intesa Sanpaolo SpA	1,425,460	3,107,656
Italgas SpA	39,454	237,099
Leonardo SpA	33,463	232,933
Mediobanca SpA (a)	60,303	538,903
Moncler SpA	16,206	916,669
Nexi SpA (a)(b)	28,979	515,203
Pirelli & C. SpA (b)	33,806	176,819
Poste Italiane SpA (b)	36,895	361,594
Prysmian SpA	21,778	704,060
Recordati SpA	8,342	432,473
Saipem SpA	39,131	102,953
Snam Rete Gas SpA	170,441	895,198
Telecom Italia SpA	842,467	360,732
Telecom Italia SpA (Risparmio Shares)	569,841	270,388
Terna SpA	111,545	811,380
UniCredit SpA	173,721	1,593,160
Unipol Gruppo SpA	35,445	155,884

TOTAL ITALY		25,228,686

Japan - 17.3%
ABC-MART, Inc.	2,700	153,372
ACOM Co. Ltd.	38,400	168,638
Activia Properties, Inc.	62	248,012
Advance Residence Investment Corp.	115	340,350
Advantest Corp.	16,200	1,282,142
Aeon (REIT) Investment Corp.	123	162,051
AEON Co. Ltd.	71,100	2,223,720
AEON MALL Co. Ltd.	7,200	116,305
AGC, Inc.	18,700	648,060
Aica Kogyo Co. Ltd.	5,700	185,565
Ain Holdings, Inc.	2,500	156,809
Air Water, Inc.	18,100	292,551
Aisin Seiki Co. Ltd.	14,800	452,852
Ajinomoto Co., Inc.	44,900	1,060,076
Alfresa Holdings Corp.	17,400	346,355
Alps Electric Co. Ltd.	17,300	230,568
Amada Co. Ltd.	30,200	338,775
Amano Corp.	4,600	106,804
Ana Holdings, Inc. (a)	38,700	820,221
Anritsu Corp.	11,400	281,123
Aozora Bank Ltd.	10,100	185,714
Asahi Group Holdings	39,500	1,588,372
ASAHI INTECC Co. Ltd.	18,300	601,002
Asahi Kasei Corp.	113,700	1,264,057
Asics Corp.	15,600	274,186
Astellas Pharma, Inc.	152,800	2,480,255
Azbil Corp.	10,700	545,496
Bandai Namco Holdings, Inc.	18,100	1,545,010
Bank of Kyoto Ltd.	5,900	309,237
Benesse Holdings, Inc.	6,900	132,868
Bic Camera, Inc.	14,900	160,743
Bridgestone Corp.	49,900	1,842,696
Brother Industries Ltd.	21,700	481,877
Calbee, Inc.	9,500	280,706
Canon, Inc.	87,000	1,924,571
Capcom Co. Ltd.	6,600	415,237
Casio Computer Co. Ltd.	19,100	337,343
Central Japan Railway Co.	16,800	2,405,629
Chiba Bank Ltd.	58,500	317,786
Chubu Electric Power Co., Inc.	57,500	703,482
Chugai Pharmaceutical Co. Ltd.	52,200	2,726,988
Chugoku Electric Power Co., Inc.	26,900	331,033
Coca-Cola West Co. Ltd.	12,600	190,663
Comforia Residential REIT, Inc.	57	161,893
COMSYS Holdings Corp.	10,000	295,957
Concordia Financial Group Ltd.	96,000	347,358
Cosmos Pharmaceutical Corp.	1,800	274,610
Credit Saison Co. Ltd.	13,700	155,514
CyberAgent, Inc.	8,300	520,607
Dai Nippon Printing Co. Ltd.	23,400	402,119
Dai-ichi Mutual Life Insurance Co.	93,200	1,411,191
Daicel Chemical Industries Ltd.	20,500	155,592
Daifuku Co. Ltd.	10,300	1,173,125
Daiichi Sankyo Kabushiki Kaisha	149,500	4,802,783
Daiichikosho Co. Ltd.	3,000	103,108
Daikin Industries Ltd.	23,900	5,046,066
Daito Trust Construction Co. Ltd.	5,600	582,214
Daiwa House Industry Co. Ltd.	54,500	1,542,463
Daiwa House REIT Investment Corp.	158	424,320
Daiwa Office Investment Corp.	26	168,046
Daiwa Securities Group, Inc.	127,200	603,789
Denki Kagaku Kogyo KK	7,400	281,178
DENSO Corp.	42,400	2,350,631
Dentsu Group, Inc.	20,000	632,966
Dic Corp.	6,900	168,967
Disco Corp.	2,400	780,180
Dmg Mori Co. Ltd.	8,800	137,782
Dowa Holdings Co. Ltd.	5,000	182,109
East Japan Railway Co.	30,900	2,038,230
Ebara Corp.	6,700	230,913
Eisai Co. Ltd.	24,300	1,773,115
Electric Power Development Co. Ltd.	14,400	234,398
ENEOS Holdings, Inc.	258,900	1,047,267
Ezaki Glico Co. Ltd.	4,600	202,014
Fancl Corp.	6,700	245,945
FANUC Corp.	15,500	4,046,574
Fast Retailing Co. Ltd.	5,300	4,544,809
Frontier Real Estate Investment Corp.	35	143,348
Fuji Electric Co. Ltd.	12,200	485,111
Fujifilm Holdings Corp.	32,600	1,863,346
Fujitsu Ltd.	15,200	2,319,519
Fukuoka Financial Group, Inc.	15,200	271,799
Glory Ltd.	4,400	85,148
GLP J-REIT	363	581,521
GMO Payment Gateway, Inc.	3,400	485,598
GOLDWIN, Inc.	2,800	168,676
Hakuhodo DY Holdings, Inc.	25,100	362,799
Hamamatsu Photonics K.K.	12,300	712,788
Hankyu Hanshin Holdings, Inc.	20,600	663,755
Harmonic Drive Systems, Inc.	3,300	246,685
Haseko Corp.	22,100	260,149
Hikari Tsushin, Inc.	1,700	356,571
Hino Motors Ltd.	24,000	206,444
Hirose Electric Co. Ltd.	2,700	422,999
Hisamitsu Pharmaceutical Co., Inc.	7,700	460,184
Hitachi Construction Machinery Co. Ltd.	8,600	249,597
Hitachi Ltd.	78,800	3,239,418
Hitachi Metals Ltd.	15,700	250,163
Honda Motor Co. Ltd.	140,100	3,699,580
Horiba Ltd.	2,900	189,097
Hoshizaki Corp.	4,900	433,185
House Foods Group, Inc.	6,800	251,239
Hoya Corp.	30,700	3,925,977
Hulic (REIT), Inc.	76	115,366
Hulic Co. Ltd.	41,200	465,710
Ibiden Co. Ltd.	11,000	510,382
Idemitsu Kosan Co. Ltd.	19,857	465,216
IHI Corp.	12,900	224,760
Iida Group Holdings Co. Ltd.	15,500	341,386
Industrial & Infrastructure Fund Investment Corp.	173	310,837
INPEX Corp.	89,200	515,213
Invesco Office J-REIT, Inc.	620	89,912
Invincible Investment Corp.	509	169,351
Isetan Mitsukoshi Holdings Ltd.	33,000	202,263
Isuzu Motors Ltd.	47,600	454,437
ITO EN Ltd.	5,400	336,646
Itochu Corp.	114,900	3,288,107
ITOCHU Techno-Solutions Corp.	8,000	281,827
J. Front Retailing Co. Ltd.	22,000	181,469
Japan Airlines Co. Ltd. (a)	34,600	615,397
Japan Airport Terminal Co. Ltd.	6,000	315,051
Japan Excellent, Inc.	84	102,088
Japan Exchange Group, Inc.	43,900	1,024,731
Japan Hotel REIT Investment Corp.	372	186,453
Japan Logistics Fund, Inc.	75	224,116
Japan Post Holdings Co. Ltd.	121,200	962,588
Japan Prime Realty Investment Corp.	83	292,792
Japan Real Estate Investment Corp.	113	687,202
Japan Retail Fund Investment Corp.	203	383,732
Japan Tobacco, Inc.	89,400	1,773,149
JFE Holdings, Inc. (a)	47,700	413,951
JGC Corp.	22,500	253,473
JSR Corp.	17,600	536,847
JTEKT Corp.	21,700	191,632
K's Holdings Corp.	14,500	196,434
Kagome Co. Ltd.	6,600	218,645
Kajima Corp.	42,200	564,439
Kakaku.com, Inc.	10,700	309,523
Kaken Pharmaceutical Co. Ltd.	2,800	109,600
Kamigumi Co. Ltd.	8,100	142,598
Kaneka Corp.	6,000	215,094
Kansai Electric Power Co., Inc.	67,500	660,533
Kansai Paint Co. Ltd.	20,900	615,557
Kao Corp.	39,300	2,850,371
Kawasaki Heavy Industries Ltd. (a)	13,800	291,823
KDDI Corp.	133,500	3,923,930
Keihan Electric Railway Co., Ltd.	8,800	400,325
Keikyu Corp.	21,300	340,816
Keio Corp.	9,800	715,738
Keisei Electric Railway Co.	14,200	480,586
Kenedix Office Investment Corp.	35	225,548
Kewpie Corp.	9,700	223,551
Keyence Corp.	15,300	8,200,315
Kikkoman Corp.	15,800	1,113,218
Kinden Corp.	9,800	157,182
Kintetsu Group Holdings Co. Ltd.	15,800	662,199
Kirin Holdings Co. Ltd.	71,200	1,526,710
Kobayashi Pharmaceutical Co. Ltd.	4,500	506,086
Kobe Bussan Co. Ltd.	10,000	277,436
Koito Manufacturing Co. Ltd.	10,400	668,213
Komatsu Ltd.	79,300	2,172,781
Konami Holdings Corp.	8,200	501,026
Konica Minolta, Inc.	45,300	195,913
Kose Corp.	2,800	449,893
Kubota Corp.	93,800	2,058,773
Kuraray Co. Ltd.	29,300	313,294
Kurita Water Industries Ltd.	8,400	340,427
Kyocera Corp.	28,500	1,822,727
Kyowa Exeo Corp.	9,400	245,264
Kyowa Hakko Kirin Co., Ltd.	20,900	618,550
Kyushu Electric Power Co., Inc.	37,700	348,764
Kyushu Financial Group, Inc.	30,800	123,206
Kyushu Railway Co.	12,000	251,468
LaSalle Logiport REIT	140	219,466
Lasertec Corp.	6,300	845,052
Lawson, Inc.	3,700	179,445
Lion Corp.	24,100	551,508
LIXIL Group Corp.	24,100	561,632
M3, Inc.	34,900	2,935,738
Mabuchi Motor Co. Ltd.	4,800	197,508
Maeda Road Construction Co. Ltd.	2,800	47,288
Makita Corp.	22,900	1,090,945
Mani, Inc.	6,200	164,019
Marubeni Corp.	133,800	886,890
Marui Group Co. Ltd.	18,600	331,708
Maruichi Steel Tube Ltd.	5,100	109,941
Matsumotokiyoshi Holdings Co. Ltd.	7,900	312,621
Mazda Motor Corp.	51,100	362,961
McDonald's Holdings Co. (Japan) Ltd.	5,600	272,662
MCUBS MidCity Investment Corp.	121	113,670
Mebuki Financial Group, Inc.	103,000	199,618
Medipal Holdings Corp.	17,600	359,746
Meiji Holdings Co. Ltd.	11,800	804,353
Mercari, Inc. (a)	8,100	389,747
Minebea Mitsumi, Inc.	34,500	763,812
Misumi Group, Inc.	22,800	741,171
Mitsubishi Chemical Holdings Corp.	115,000	784,343
Mitsubishi Corp.	115,000	2,906,702
Mitsubishi Electric Corp.	174,900	2,662,447
Mitsubishi Estate Co. Ltd.	113,700	1,793,235
Mitsubishi Gas Chemical Co., Inc.	17,100	390,176
Mitsubishi Heavy Industries Ltd.	27,300	781,378
Mitsubishi Logistics Corp.	7,300	202,737
Mitsubishi Materials Corp.	12,600	266,808
Mitsubishi Motors Corp. of Japan (a)	60,700	137,342
Mitsubishi UFJ Financial Group, Inc.	1,052,800	4,754,214
Mitsubishi UFJ Lease & Finance Co. Ltd.	42,200	206,276
Mitsui & Co. Ltd.	133,300	2,464,418
Mitsui Chemicals, Inc.	16,900	483,549
Mitsui Fudosan Co. Ltd.	79,100	1,599,822
Mitsui Fudosan Logistics Park, Inc.	43	215,113
Mitsui OSK Lines Ltd.	9,500	256,671
Miura Co. Ltd.	9,100	516,922
Mizuho Financial Group, Inc.	206,940	2,723,441
MonotaRO Co. Ltd.	9,900	496,205
Mori Hills REIT Investment Corp.	144	200,441
Morinaga & Co. Ltd.	3,900	155,077
Morinaga Milk Industry Co. Ltd.	3,900	194,358
MS&AD Insurance Group Holdings, Inc.	39,500	1,132,827
Murata Manufacturing Co. Ltd.	52,300	5,023,313
Nabtesco Corp.	10,200	456,222
Nagoya Railroad Co. Ltd.	16,100	408,860
Nankai Electric Railway Co. Ltd.	8,900	215,819
NEC Corp.	22,300	1,213,519
New Hampshire Foods Ltd.	8,500	363,550
Nexon Co. Ltd.	36,900	1,122,025
NGK Insulators Ltd.	22,500	392,668
NGK Spark Plug Co. Ltd.	13,800	255,856
NHK Spring Co. Ltd.	14,900	101,282
Nichirei Corp.	10,300	298,936
Nidec Corp.	44,800	5,961,904
Nifco, Inc.	7,000	243,926
Nihon Kohden Corp.	6,800	202,549
Nihon M&A Center, Inc.	11,800	684,940
Nihon Unisys Ltd.	6,200	235,582
Nikon Corp.	29,100	231,144
Nintendo Co. Ltd.	9,700	5,583,663
Nippon Accommodations Fund, Inc.	39	214,464
Nippon Building Fund, Inc.	135	814,550
Nippon Express Co. Ltd.	7,100	481,942
Nippon Kayaku Co. Ltd.	15,200	143,228
Nippon Paint Holdings Co. Ltd.	16,200	1,456,910
Nippon REIT Investment Corp.	30	106,544
Nippon Sanso Holdings Corp.	16,600	319,179
Nippon Shinyaku Co. Ltd.	5,100	375,397
Nippon Shokubai Co. Ltd.	3,100	173,431
Nippon Steel & Sumitomo Metal Corp. (a)	76,100	876,917
Nippon Suisan Kaisha Co. Ltd.	22,500	93,871
Nippon Telegraph & Telephone Corp.	194,000	4,848,799
Nippon Yusen KK	13,300	305,502
Nishi-Nippon Railroad Co. Ltd.	6,800	185,021
Nissan Chemical Corp.	11,700	665,731
Nissan Motor Co. Ltd. (a)	193,900	999,692
Nisshin Seifun Group, Inc.	22,300	375,126
Nissin Food Holdings Co. Ltd.	7,000	604,802
Nitori Holdings Co. Ltd.	7,100	1,409,222
Nitto Denko Corp.	12,900	1,166,290
NOF Corp.	6,500	312,139
Nomura Holdings, Inc.	249,300	1,319,059
Nomura Real Estate Holdings, Inc.	10,600	236,196
Nomura Real Estate Master Fund, Inc.	387	587,086
Nomura Research Institute Ltd.	32,000	1,079,956
NSK Ltd.	41,100	371,585
NTT Data Corp.	51,700	741,357
Obayashi Corp.	57,200	478,373
OBIC Co. Ltd.	5,500	1,032,317
Odakyu Electric Railway Co. Ltd.	28,400	822,894
Oji Holdings Corp.	82,300	496,574
Olympus Corp.	105,400	1,901,316
OMRON Corp.	16,800	1,481,999
Ono Pharmaceutical Co. Ltd.	41,100	1,226,192
Open House Co. Ltd.	6,200	249,788
Oracle Corp. Japan	2,700	318,345
Oriental Land Co. Ltd.	18,400	2,872,118
ORIX Corp.	107,500	1,719,056
ORIX JREIT, Inc.	235	393,069
Osaka Gas Co. Ltd.	33,100	610,839
Otsuka Corp.	9,100	457,845
Otsuka Holdings Co. Ltd.	46,000	1,959,540
Pan Pacific International Holdings Ltd.	49,300	1,106,067
Panasonic Corp.	190,400	2,471,819
Park24 Co. Ltd.	9,800	186,373
Penta-Ocean Construction Co. Ltd.	24,100	197,181
PeptiDream, Inc. (a)	8,100	472,490
Persol Holdings Co. Ltd.	14,700	274,928
Pigeon Corp.	10,000	449,663
Pola Orbis Holdings, Inc.	7,000	139,873
Premier Investment Corp.	91	114,592
Rakuten, Inc.	64,900	637,568
Recruit Holdings Co. Ltd.	138,500	6,024,394
Relo Group, Inc.	9,800	243,632
Renesas Electronics Corp. (a)	81,300	931,405
Rengo Co. Ltd.	20,900	173,593
Resona Holdings, Inc.	178,100	617,216
Ricoh Co. Ltd.	55,900	421,605
Rinnai Corp.	3,100	323,777
ROHM Co. Ltd.	7,100	719,185
Rohto Pharmaceutical Co. Ltd.	9,200	268,767
Ryohin Keikaku Co. Ltd.	21,400	510,969
Sankyo Co. Ltd. (Gunma)	22	627
Sankyu, Inc.	5,200	195,599
Santen Pharmaceutical Co. Ltd.	32,700	540,395
Sanwa Holdings Corp.	19,300	219,634
Sapporo Holdings Ltd.	5,400	104,551
Sawai Pharmaceutical Co. Ltd.	4,000	182,539
SBI Holdings, Inc. Japan	19,800	492,992
Screen Holdings Co. Ltd.	3,800	293,131
SCSK Corp.	4,300	238,923
Secom Co. Ltd.	17,500	1,583,345
Sega Sammy Holdings, Inc.	15,700	249,863
Seibu Holdings, Inc.	22,700	208,482
Seiko Epson Corp.	26,800	453,639
Seino Holdings Co. Ltd.	13,600	175,543
Sekisui Chemical Co. Ltd.	37,800	679,891
Sekisui House (REIT), Inc.	359	259,452
Sekisui House Ltd.	52,800	1,017,740
Seven & i Holdings Co. Ltd.	65,100	2,486,040
Seven Bank Ltd.	50,000	109,790
SG Holdings Co. Ltd.	41,400	1,063,606
Sharp Corp.	16,400	340,385
Shikoku Electric Power Co., Inc.	14,500	98,425
Shimadzu Corp.	22,000	836,985
Shimamura Co. Ltd.	2,000	221,490
SHIMANO, Inc.	7,000	1,644,327
SHIMIZU Corp.	58,100	408,799
Shin-Etsu Chemical Co. Ltd.	32,300	5,604,587
Shinsei Bank Ltd.	13,400	164,518
Shionogi & Co. Ltd.	23,100	1,254,100
Ship Healthcare Holdings, Inc.	3,400	196,057
Shiseido Co. Ltd.	32,700	2,119,436
Shizuoka Bank Ltd.	44,900	325,782
SHO-BOND Holdings Co. Ltd.	4,100	178,295
Shochiku Co. Ltd.	1,000	136,808
Showa Denko K.K.	12,400	295,602
Skylark Co. Ltd.	15,900	260,332
SMC Corp.	5,200	3,145,468
SoftBank Corp.	128,900	1,694,547
SoftBank Group Corp.	134,700	10,435,612
Sohgo Security Services Co., Ltd.	7,000	344,169
Sojitz Corp.	98,100	226,648
Sompo Holdings, Inc.	30,500	1,213,361
Sony Corp.	103,000	9,858,404
Sotetsu Holdings, Inc.	6,800	159,248
Square Enix Holdings Co. Ltd.	7,300	419,552
Stanley Electric Co. Ltd.	12,700	396,477
Subaru Corp.	49,900	955,648
Sugi Holdings Co. Ltd.	3,100	203,914
Sumco Corp.	20,600	433,850
Sumitomo Chemical Co. Ltd.	136,900	644,343
Sumitomo Corp.	97,100	1,285,767
Sumitomo Dainippon Pharma Co., Ltd.	16,200	262,460
Sumitomo Electric Industries Ltd.	64,400	856,146
Sumitomo Forestry Co. Ltd.	13,300	257,378
Sumitomo Heavy Industries Ltd.	10,500	290,906
Sumitomo Metal Mining Co. Ltd.	21,900	950,056
Sumitomo Mitsui Financial Group, Inc.	112,100	3,482,759
Sumitomo Mitsui Trust Holdings, Inc.	30,200	903,517
Sumitomo Realty & Development Co. Ltd.	39,100	1,179,215
Sumitomo Rubber Industries Ltd.	18,300	167,722
Sundrug Co. Ltd.	5,800	230,073
Suntory Beverage & Food Ltd.	11,000	383,837
Suzuken Co. Ltd.	6,700	259,058
Suzuki Motor Corp.	39,900	1,793,395
Sysmex Corp.	13,500	1,576,901
T&D Holdings, Inc.	48,600	562,813
Taiheiyo Cement Corp.	10,100	250,897
Taisei Corp.	17,300	559,077
Taisho Pharmaceutical Holdings Co. Ltd.	4,700	306,468
Taiyo Yuden Co. Ltd.	10,700	627,218
Takara Holdings, Inc.	16,900	196,517
Takashimaya Co. Ltd.	12,300	116,489
Takeda Pharmaceutical Co. Ltd.	129,184	4,543,354
TDK Corp.	10,600	1,708,225
TechnoPro Holdings, Inc.	2,800	213,585
Teijin Ltd.	16,400	299,520
Terumo Corp.	59,000	2,289,704
The Chugoku Bank Ltd.	16,500	128,068
The Hachijuni Bank Ltd.	43,600	139,443
THK Co. Ltd.	10,100	320,130
TIS, Inc.	19,100	424,870
Tobu Railway Co. Ltd.	17,300	486,735
Toho Co. Ltd.	11,200	432,517
Toho Gas Co. Ltd.	8,000	469,712
Tohoku Electric Power Co., Inc.	41,300	353,679
Tokai Carbon Co. Ltd.	17,700	255,669
Tokio Marine Holdings, Inc.	57,400	2,812,871
Tokuyama Corp.	6,400	159,595
Tokyo Century Corp.	4,300	347,301
Tokyo Electric Power Co., Inc. (a)	64,700	247,694
Tokyo Electron Ltd.	12,800	4,864,843
Tokyo Gas Co. Ltd.	30,800	673,222
Tokyo Tatemono Co. Ltd.	18,600	250,557
Tokyu Corp.	46,900	549,842
Tokyu Fudosan Holdings Corp.	49,100	277,036
Tokyu REIT, Inc.	63	99,542
Toppan Printing Co. Ltd.	28,900	410,551
Toray Industries, Inc.	133,100	865,604
Toshiba Corp.	34,500	1,124,803
Tosoh Corp.	26,500	454,886
Toto Ltd.	12,900	713,075
Toyo Seikan Group Holdings Ltd.	14,300	152,768
Toyo Suisan Kaisha Ltd.	8,400	413,805
Toyo Tire Corp.	10,000	151,702
Toyota Industries Corp.	16,600	1,304,291
Toyota Motor Corp.	207,400	14,546,174
Toyota Tsusho Corp.	19,300	752,690
Trend Micro, Inc.	11,500	630,197
Tsumura & Co.	6,300	204,797
Tsuruha Holdings, Inc.	3,000	398,683
Ube Industries Ltd.	8,400	159,187
Unicharm Corp.	36,100	1,619,839
United Urban Investment Corp.	247	335,559
Ushio, Inc.	8,600	111,087
USS Co. Ltd.	17,900	352,036
Welcia Holdings Co. Ltd.	8,100	275,297
West Japan Railway Co.	15,500	822,760
Workman Co. Ltd.	2,000	165,163
Yakult Honsha Co. Ltd.	13,100	667,850
Yamada Holdings Co. Ltd.	65,900	335,335
Yamaha Corp.	13,400	753,506
Yamaha Motor Co. Ltd.	25,500	559,931
Yamato Holdings Co. Ltd.	28,800	715,154
Yamazaki Baking Co. Ltd.	14,200	260,967
Yaskawa Electric Corp.	21,800	1,115,547
Yokogawa Electric Corp.	20,900	449,945
Yokohama Rubber Co. Ltd.	10,900	170,870
Z Holdings Corp.	216,500	1,344,328
Zenkoku Hosho Co. Ltd.	4,400	195,962
Zensho Holdings Co. Ltd.	7,400	204,101
Zeon Corp.	16,000	256,623
ZOZO, Inc.	8,000	224,011

TOTAL JAPAN		381,186,006

Korea (South) - 4.1%
Alteogen, Inc.	1,719	204,579
AMOREPACIFIC Corp.	2,468	492,104
AMOREPACIFIC Group, Inc.	2,802	147,567
BGF Retail Co. Ltd.	611	92,875
BNK Financial Group, Inc.	21,212	104,506
Celltrion Healthcare Co. Ltd. (a)	7,239	930,127
Celltrion, Inc. (a)	8,115	2,350,933
Cheil Worldwide, Inc.	4,911	84,749
CJ CheilJedang Corp.	740	281,869
CJ Corp.	1,289	108,455
CJ ENM Co. Ltd.	765	104,587
CJ Logistics Corp. (a)	621	93,284
Com2uS Corp.	690	98,775
Coway Co. Ltd. (a)	4,237	264,057
Daewoo Engineering & Construction Co. Ltd. (a)	14,810	78,129
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (a)	2,755	60,229
DB HiTek Co. Ltd.	2,995	164,694
Db Insurance Co. Ltd.	3,666	120,628
DGB Financial Group Co. Ltd.	12,317	70,154
Dl Co. Ltd.	833	45,434
DL E&C Co. Ltd. (a)	1,045	104,183
Doosan Bobcat, Inc.	3,433	93,162
DuzonBizon Co. Ltd.	1,620	144,706
E-Mart Co. Ltd.	1,525	223,625
EO Technics Co. Ltd.	587	51,961
F&F Co. Ltd.	553	50,682
Fila Holdings Corp.	4,124	157,454
GemVax & Kael Co. Ltd. (a)	2,344	47,681
Genexine Co. Ltd. (a)	1,458	123,065
GS Engineering & Construction Corp.	6,482	221,111
GS Holdings Corp.	3,573	115,810
GS Retail Co. Ltd.	1,966	60,999
Hana Financial Group, Inc.	24,997	729,756
Hanjin Kal Corp.	1,287	70,196
Hankook Tire Co. Ltd.	6,400	235,481
Hanmi Pharm Co. Ltd.	504	172,598
Hanmi Science Co. Ltd.	2,638	190,115
Hanon Systems	13,439	200,674
Hansol Chemical Co. Ltd.	751	129,600
Hanssem Co. Ltd.	903	76,543
Hanwha Aerospace Co. Ltd. (a)	2,401	87,269
Hanwha Corp.	4,484	128,900
Hanwha Solutions Corp.	8,358	372,167
Hanwha Solutions Corp. rights 2/25/21 (a)	1,212	5,310
HDC Hyundai Development Co.	2,982	72,924
Helixmith Co., Ltd.	2,867	65,754
Hite Jinro Co. Ltd.	3,194	91,103
HLB Life Science Co. Ltd. (a)	2,702	54,239
HLB, Inc.	3,406	274,090
HMM Co. Ltd. (a)	21,289	259,833
Hotel Shilla Co.	2,388	172,739
HUGEL, Inc.	564	98,741
Hyundai Department Store Co. Ltd.	1,208	84,466
Hyundai Elevator Co. Ltd.	1,872	71,054
Hyundai Engineering & Construction Co. Ltd.	6,635	238,789
Hyundai Fire & Marine Insurance Co. Ltd.	4,113	73,184
Hyundai Glovis Co. Ltd.	1,800	305,797
Hyundai Mipo Dockyard Co. Ltd.	1,670	64,358
Hyundai Mobis	5,437	1,543,511
Hyundai Motor Co.	11,508	2,356,362
Hyundai Robotics Co. Ltd.	783	164,527
Hyundai Steel Co.	6,494	225,295
Iljin Materials Co. Ltd.	1,399	89,315
Industrial Bank of Korea	25,087	175,637
INNOCEAN Worldwide, Inc.	964	55,165
ITM Semiconductor Co. Ltd. (a)	824	37,575
Kakao Corp.	4,907	1,934,913
Kangwon Land, Inc.	10,407	219,141
KB Financial Group, Inc.	31,689	1,144,354
KCC Corp.	342	60,701
Kia Motors Corp.	21,848	1,611,656
KMW Co. Ltd. (a)	2,383	164,067
Koh Young Technology, Inc.	804	77,137
Korea Aerospace Industries Ltd.	5,384	149,477
Korea Electric Power Corp. (a)	25,488	520,177
Korea Gas Corp.	3,144	87,147
Korea Investment Holdings Co. Ltd.	3,505	254,792
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,501	294,257
Korea Zinc Co. Ltd.	967	351,042
Korean Air Lines Co. Ltd. (a)	17,978	461,349
Korean Air Lines Co. Ltd. rights 3/5/21 (a)	7,545	64,765
Korean Reinsurance Co.	8,526	56,719
KT&G Corp.	10,518	754,248
Kumho Petro Chemical Co. Ltd.	1,465	324,205
LG Chemical Ltd.	3,758	3,081,292
LG Corp.	10,632	942,096
LG Display Co. Ltd. (a)	19,478	378,703
LG Electronics, Inc.	8,845	1,210,030
LG Household & Health Care Ltd.	762	1,060,841
LG Innotek Co. Ltd.	1,187	212,269
LG Telecom Ltd.	22,671	242,240
Lotte Chemical Corp.	1,390	324,386
Lotte Confectionery Co. Ltd.	2,876	83,447
Lotte Shopping Co. Ltd.	891	84,050
LS Cable Ltd.	2,341	134,801
Mando Corp.	2,729	168,856
MedPacto, Inc.	1,376	95,105
Medy-Tox, Inc.	355	38,694
Meritz Securities Co. Ltd.	20,509	64,641
Mezzion Pharma Co. Ltd. (a)	483	57,957
Mirae Asset Daewoo Co. Ltd.	30,246	256,920
NAVER Corp.	11,815	3,623,553
NCSOFT Corp.	1,296	1,104,345
Netmarble Corp. (a)(b)	2,130	250,445
NH Investment & Securities Co. Ltd.	10,168	100,463
NongShim Co. Ltd.	271	68,453
Oci Co. Ltd. (a)	1,804	158,722
Orion Corp./Republic of Korea	2,011	215,774
Ottogi Corp.	155	77,750
Pan Ocean Co., Ltd. (Korea) (a)	20,839	84,780
Paradise Co. Ltd.	4,130	58,346
Pearl Abyss Corp. (a)	577	162,463
POSCO	6,603	1,449,669
POSCO Chemtech Co. Ltd.	2,555	307,270
S-Oil Corp.	3,705	225,933
S1 Corp.	1,262	91,175
Samsung Biologics Co. Ltd. (a)(b)	1,330	943,043
Samsung C&T Corp.	7,368	856,445
Samsung Electro-Mechanics Co. Ltd.	4,656	849,278
Samsung Electronics Co. Ltd.	420,570	30,836,059
Samsung Engineering Co. Ltd. (a)	11,199	123,667
Samsung Fire & Marine Insurance Co. Ltd.	2,724	409,188
Samsung Heavy Industries Co. Ltd. (a)	43,325	240,567
Samsung Life Insurance Co. Ltd.	7,103	448,387
Samsung SDI Co. Ltd.	4,495	2,950,071
Samsung SDS Co. Ltd.	3,205	560,250
Samsung Securities Co. Ltd.	5,696	192,262
Shinhan Financial Group Co. Ltd.	42,251	1,158,931
Shinsegae Co. Ltd.	502	104,809
SillaJen, Inc. (a)(c)	4,518	48,881
SK Holdings Co., Ltd.	2,868	797,529
SK Hynix, Inc.	43,979	4,817,128
SK Innovation Co., Ltd.	4,316	1,080,553
SK Telecom Co. Ltd.	4,201	916,364
SKC Co. Ltd.	2,061	222,982
Soulbrain Co. Ltd. (a)	337	80,966
Soulbrain Holdings Co. Ltd.	416	16,441
WONIK IPS Co. Ltd. (a)	4,096	175,429
Woori Financial Group, Inc.	46,848	368,621
Yuhan Corp.	4,086	240,033

TOTAL KOREA (SOUTH)		89,648,741

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	90,437	223,703
Boubyan Bank KSC	76,754	145,498
Gulf Bank	127,194	92,413
Kuwait Finance House KSCP	386,756	913,245
Mobile Telecommunication Co.	175,935	367,790
National Bank of Kuwait	551,882	1,591,126

TOTAL KUWAIT		3,333,775

Luxembourg - 0.3%
Aperam	4,060	175,648
ArcelorMittal SA (Netherlands) (a)	57,152	1,251,336
Aroundtown SA	97,354	677,674
B&M European Value Retail SA	69,412	509,001
Globant SA (a)	2,984	572,928
Millicom International Cellular SA (depository receipt) (a)	7,905	295,812
RTL Group SA	3,203	183,544
SES SA (France) (depositary receipt)	29,022	247,946
Spotify Technology SA (a)	9,472	2,983,680
Subsea 7 SA (a)	17,658	165,869
Tenaris SA	36,651	283,004

TOTAL LUXEMBOURG		7,346,442

Malaysia - 0.5%
AMMB Holdings Bhd	132,800	101,181
Axiata Group Bhd	364,228	300,032
CIMB Group Holdings Bhd	554,083	526,327
Dialog Group Bhd	403,800	303,662
DiGi.com Bhd	271,800	254,823
Fraser & Neave Holdings Bhd	12,800	101,007
Gamuda Bhd	185,900	151,755
Genting Bhd	160,300	157,822
Genting Malaysia Bhd	203,900	124,080
Hartalega Holdings Bhd	139,700	444,414
Hong Leong Bank Bhd	62,700	267,706
IHH Healthcare Bhd	247,500	312,857
IJM Corp. Bhd	215,400	79,926
Inari Amertron Bhd	210,100	176,707
IOI Corp. Bhd	256,500	267,763
KLCCP Stapled Group	55,100	96,093
Kuala Lumpur Kepong Bhd	47,020	270,314
Malayan Banking Bhd	517,788	1,000,352
Malaysia Airports Holdings Bhd	81,600	104,157
Maxis Bhd	189,500	223,603
MISC Bhd	181,900	268,182
Nestle (Malaysia) Bhd	6,300	213,506
Petronas Chemicals Group Bhd	188,900	313,548
Petronas Dagangan Bhd	30,600	146,547
Petronas Gas Bhd	61,000	242,038
PPB Group Bhd	58,300	266,803
Press Metal Bhd	127,600	252,201
Public Bank Bhd	1,238,500	1,283,690
QL Resources Bhd	79,200	117,747
RHB Capital Bhd	149,600	188,735
Sime Darby Bhd	210,700	114,667
Sime Darby Plantation Bhd	205,500	246,549
Telekom Malaysia Bhd	144,600	227,139
Tenaga Nasional Bhd	265,400	633,546
Top Glove Corp. Bhd	393,200	655,577
Westports Holdings Bhd	81,100	86,266
Yinson Holdings Bhd	35,400	45,536

TOTAL MALAYSIA		10,566,858

Mexico - 0.5%
Alfa SA de CV Series A	196,100	123,406
Alsea S.A.B. de CV (a)	37,300	42,051
America Movil S.A.B. de CV Series L	1,957,700	1,305,515
Arca Continental S.A.B. de CV	38,300	173,890
Banco Santander Mexico SA (a)	59	59
CEMEX S.A.B. de CV unit (a)	1,241,800	712,404
Coca-Cola FEMSA S.A.B. de CV unit	45,085	195,568
Concentradora Fibra Danhos SA de CV	49,800	59,423
Controladora Nemak S.A.B. de CV (a)	196,100	25,542
Fibra Uno Administracion SA de CV	237,700	265,425
Fomento Economico Mexicano S.A.B. de CV unit	151,600	1,033,149
Gruma S.A.B. de CV Series B	15,980	175,446
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B (a)	31,500	317,474
Grupo Aeroportuario del Sureste S.A.B. de CV Series B (a)	16,010	251,900
Grupo Aeroportuario Norte S.A.B. de CV (a)	27,900	164,672
Grupo Bimbo S.A.B. de CV Series A	129,700	243,721
Grupo Carso SA de CV Series A1 (a)	34,500	86,826
Grupo Elektra SA de CV	4,485	303,247
Grupo Financiero Banorte S.A.B. de CV Series O (a)	199,300	987,507
Grupo Financiero Inbursa S.A.B. de CV Series O (a)	188,000	167,649
Grupo Mexico SA de CV Series B	258,100	1,105,981
Grupo Televisa SA de CV (a)	195,500	295,553
Industrias Penoles SA de CV (a)	10,390	155,477
Infraestructura Energetica Nova S.A.B. de CV (a)	34,900	127,451
Kimberly-Clark de Mexico SA de CV Series A	129,500	226,225
Orbia Advance Corp. S.A.B. de CV	89,800	193,539
Promotora y Operadora de Infraestructura S.A.B. de CV	16,470	123,780
Wal-Mart de Mexico SA de CV Series V	409,900	1,166,772

TOTAL MEXICO		10,029,652

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	295,000	388,856
Netherlands - 3.4%
ABN AMRO Group NV GDR (a)(b)	34,660	362,151
Adyen BV (a)(b)	2,475	5,170,340
AerCap Holdings NV (a)	10,560	403,814
Airbus Group NV	50,008	5,028,690
Akzo Nobel NV	15,803	1,607,861
Argenx SE (a)	3,861	1,125,855
ASM International NV (Netherlands)	3,135	803,506
ASML Holding NV (Netherlands)	34,676	18,511,922
CNH Industrial NV	81,120	1,039,068
Euronext NV (b)	5,264	567,585
EXOR NV	9,121	679,402
Ferrari NV	10,327	2,158,694
Heineken Holding NV	8,318	732,847
Heineken NV (Bearer)	19,395	2,022,753
ING Groep NV (Certificaten Van Aandelen)	319,345	2,839,413
JDE Peet's BV	5,807	224,027
Just Eat Takeaway.com NV (a)(b)	6,433	738,364
Koninklijke Ahold Delhaize NV	89,877	2,579,878
Koninklijke DSM NV	14,820	2,589,813
Koninklijke KPN NV	289,937	905,764
Koninklijke Philips Electronics NV	74,484	4,060,062
NN Group NV	27,222	1,133,109
NXP Semiconductors NV	22,777	3,655,025
Prosus NV	34,501	4,030,782
QIAGEN NV (Germany) (a)	18,920	1,025,640
Randstad NV (a)	10,111	631,425
Stellantis NV	88,303	1,341,002
Stellantis NV (Italy)	108,885	1,655,682
STMicroelectronics NV (Italy)	53,434	2,142,087
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit	11,336	956,098
Wolters Kluwer NV	21,986	1,826,055
X5 Retail Group NV GDR (Reg. S)	8,848	313,042
Yandex NV Series A (a)	25,921	1,623,691

TOTAL NETHERLANDS		74,485,447

New Zealand - 0.3%
Auckland International Airport Ltd.	100,709	539,153
Chorus Ltd.	38,523	233,365
Contact Energy Ltd.	59,834	351,283
Fisher & Paykel Healthcare Corp.	47,345	1,178,526
Fletcher Building Ltd. (a)	65,393	292,287
Goodman Property Trust	76,391	124,062
Infratil Ltd.	59,636	308,552
Kiwi Property Group Ltd.	103,666	96,098
Mercury Nz Ltd.	49,396	252,909
Meridian Energy Ltd.	103,155	530,009
Ryman Healthcare Group Ltd.	32,534	363,776
Spark New Zealand Ltd.	158,998	548,429
The a2 Milk Co. Ltd. (a)	60,667	503,090
Xero Ltd. (a)	9,592	952,183

TOTAL NEW ZEALAND		6,273,722

Norway - 0.5%
Adevinta ASA Class B (a)	19,126	285,364
Aker ASA (A Shares)	1,973	157,323
Aker BP ASA	9,341	233,701
DNB ASA	72,191	1,405,449
Entra ASA (b)	13,316	296,462
Equinor ASA	87,876	1,588,643
Gjensidige Forsikring ASA	14,659	338,855
Kongsberg Gruppen ASA	7,920	153,674
Leroy Seafood Group ASA	24,693	172,970
Mowi ASA	36,389	807,389
Nordic VLSI ASA (a)	15,436	238,779
Norsk Hydro ASA	112,552	500,900
Norwegian Finans Holding ASA	15,404	130,561
Orkla ASA	65,916	641,957
Salmar ASA	4,508	272,094
Scatec Solar AS (b)	9,192	349,842
Schibsted ASA:
(A Shares)	5,981	226,097
(B Shares)	8,777	284,043
Sparebank 1 Sr Bank ASA (primary capital certificate) (a)	15,528	171,314
Sparebanken Midt-Norge	9,194	107,981
Storebrand ASA (A Shares)	38,054	294,372
Telenor ASA	52,111	864,202
TGS Nopec Geophysical Co. ASA	8,061	107,944
Tomra Systems ASA	9,226	425,457
Veidekke ASA	9,183	110,854
Yara International ASA	14,880	695,745

TOTAL NORWAY		10,861,972

Pakistan - 0.0%
Engro Corp. Ltd.	25,630	49,218
Lucky Cement Ltd. (a)	15,550	70,628
Pakistan Petroleum Ltd.	52,631	30,131
Pakistan State Oil Co. Ltd. (a)	16,870	25,600

TOTAL PAKISTAN		175,577

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	150,100	445,090
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR (a)	16,357	166,514
Philippines - 0.2%
Ayala Corp.	26,200	419,767
Ayala Land, Inc.	649,300	509,334
Bank of the Philippine Islands (BPI)	180,320	298,095
BDO Unibank, Inc.	166,960	349,831
GT Capital Holdings, Inc.	6,242	69,356
International Container Terminal Services, Inc.	81,950	202,061
JG Summit Holdings, Inc.	280,115	354,369
Jollibee Food Corp.	51,910	191,935
Metropolitan Bank & Trust Co.	220,014	206,006
Philippine Long Distance Telephone Co.	8,330	227,576
SM Investments Corp.	55,140	1,130,106
SM Prime Holdings, Inc.	915,000	672,066
Universal Robina Corp.	82,950	233,006

TOTAL PHILIPPINES		4,863,508

Poland - 0.2%
Allegro.eu SA (a)(b)	17,465	344,607
Bank Millennium SA (a)	39,819	41,903
Bank Polska Kasa Opieki SA (a)	14,358	245,528
CD Projekt RED SA (a)	5,539	451,701
Cyfrowy Polsat SA	23,650	193,896
Dino Polska SA (a)(b)	4,040	285,020
Grupa Lotos SA	5,773	59,806
KGHM Polska Miedz SA (Bearer) (a)	11,408	576,977
LPP SA (a)	101	208,505
mBank SA	862	45,263
Orange Polska SA (a)	44,420	78,285
PGE Polska Grupa Energetyczna SA (a)	66,276	116,431
Polish Oil & Gas Co. SA	134,046	203,027
Polski Koncern Naftowy Orlen SA	22,565	339,349
Powszechna Kasa Oszczednosci Bank SA (a)	70,527	546,790
Powszechny Zaklad Ubezpieczen SA (a)	44,893	359,501
Santander Bank Polska SA (a)	2,964	144,339

TOTAL POLAND		4,240,928

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	705,963	97,838
Energias de Portugal SA	226,494	1,421,585
Galp Energia SGPS SA Class B	37,788	379,283
Jeronimo Martins SGPS SA	21,393	349,831
NOS SGPS	16,603	57,222
REN - Redes Energeticas Nacionais SGPS SA	20,963	59,656

TOTAL PORTUGAL		2,365,415

Qatar - 0.2%
Industries Qatar QSC (a)	160,600	531,401
Masraf al Rayan	380,190	458,306
Mesaieed Petrochemical Holding Co.	374,483	208,643
Qatar Fuel Co.	52,690	269,979
Qatar International Islamic Bank QSC	78,032	190,701
Qatar Islamic Bank	120,485	549,201
Qatar National Bank SAQ	364,032	1,800,293
The Commercial Bank of Qatar	255,256	299,852

TOTAL QATAR		4,308,376

Russia - 0.6%
Alrosa Co. Ltd.	198,400	261,894
Gazprom OAO	986,580	2,772,647
Inter Rao Ues JSC	2,852,000	197,827
Lukoil PJSC	29,532	2,099,380
Magnit OJSC	6,186	401,910
MMC Norilsk Nickel PJSC	4,920	1,583,858
NOVATEK OAO	79,655	1,340,915
Polyus PJSC	2,545	484,233
Sberbank of Russia	878,960	2,981,778
Severstal PAO	16,140	269,185
Surgutneftegas OJSC	628,100	278,902
Tatneft PAO	129,218	837,322
VTB Bank OJSC	395,330,000	191,710

TOTAL RUSSIA		13,701,561

Saudi Arabia - 0.8%
Abdullah Al Othaim Markets Co.	5,014	166,835
Advanced Polypropylene Co.	15,997	272,965
Al Rajhi Bank	183,976	3,580,731
Alinma Bank	144,723	630,489
Almarai Co. Ltd.	20,514	295,346
Arabian Centres Co. Ltd.	8,094	51,317
Bank Al-Jazira	52,081	188,012
Bank Albilad	35,168	260,195
Banque Saudi Fransi	54,050	484,918
Dar Al Arkan Real Estate Development Co. (a)	97,259	223,265
Emaar The Economic City (a)	36,704	88,465
Etihad Etisalat Co. (a)	40,918	313,101
Jarir Marketing Co.	6,449	300,553
Mouwasat Medical Services Co.	3,754	144,127
National Commercial Bank	110,648	1,271,477
National Industrialization Co. (a)	40,643	146,071
Riyad Bank	107,651	612,492
Sabic Agriculture-Nutrients Co.	16,381	405,299
Sahara International Petrochemical Co.	57,868	283,886
Samba Financial Group	95,660	768,963
Saudi Airlines Catering Co.	2,160	44,344
Saudi Arabian Mining Co. (a)	32,766	367,784
Saudi Basic Industries Corp.	73,533	2,011,487
Saudi Cement Co.	11,880	209,049
Saudi Electricity Co.	66,089	391,174
Saudi Industrial Investment Group	34,404	236,655
Saudi Kayan Petrochemical Co. (a)	81,482	313,701
Saudi Telecom Co.	49,080	1,481,285
Southern Province Cement Co.	6,150	145,933
The Co. for Cooperative Insurance (a)	5,814	122,769
The Savola Group	25,673	270,030
Yanbu National Petrochemical Co.	22,880	390,412

TOTAL SAUDI ARABIA		16,473,130

Singapore - 0.8%
Ascendas Real Estate Investment Trust	258,997	600,505
BOC Aviation Ltd. Class A (b)	17,800	145,440
CapitaLand Ltd.	210,173	507,871
CapitaMall Trust	362,184	583,464
City Developments Ltd.	39,900	216,861
ComfortDelgro Corp. Ltd.	181,900	216,352
DBS Group Holdings Ltd.	146,190	2,771,051
Flex Ltd. (a)	40,532	714,984
Genting Singapore Ltd.	445,700	286,867
Jardine Cycle & Carriage Ltd.	8,200	133,086
Keppel Corp. Ltd.	117,400	442,769
Keppel DC (REIT)	133,700	299,929
Mapletree Commercial Trust	181,118	282,230
Mapletree Greater China Commercial Trust	154,035	113,636
Mapletree Industrial (REIT)	129,817	280,469
Mapletree Logistics Trust (REIT)	230,661	343,804
Oversea-Chinese Banking Corp. Ltd.	328,254	2,550,121
SATS Ltd. (a)	55,600	161,141
Singapore Airlines Ltd. (a)	99,850	307,998
Singapore Exchange Ltd.	72,800	542,547
Singapore Press Holdings Ltd.	113,900	101,176
Singapore Technologies Engineering Ltd.	112,700	314,752
Singapore Telecommunications Ltd.	551,800	977,539
Suntec (REIT)	151,200	182,114
United Overseas Bank Ltd.	124,900	2,198,255
UOL Group Ltd.	36,500	201,129
Venture Corp. Ltd.	24,200	361,433
Wilmar International Ltd.	228,800	907,690

TOTAL SINGAPORE		16,745,213

South Africa - 1.0%
Absa Group Ltd.	59,248	444,296
Anglo American Platinum Ltd.	4,776	475,143
AngloGold Ashanti Ltd.	34,119	795,064
Aspen Pharmacare Holdings Ltd. (a)	30,280	285,847
Bidcorp Ltd.	27,404	455,066
Bidvest Group Ltd.	26,673	274,947
Capitec Bank Holdings Ltd. (a)	7,413	678,565
Clicks Group Ltd.	21,188	348,125
Discovery Ltd.	33,582	284,662
Exxaro Resources Ltd.	21,378	212,346
FirstRand Ltd.	430,155	1,351,011
Foschini Ltd.	29,542	199,357
Gold Fields Ltd.	71,383	669,314
Growthpoint Properties Ltd.	267,008	213,394
Impala Platinum Holdings Ltd.	64,007	864,386
Life Healthcare Group Holdings Ltd. (a)	121,123	154,649
Mr Price Group Ltd.	20,516	233,120
MTN Group Ltd.	139,229	574,397
MultiChoice Group Ltd.	36,320	309,298
Naspers Ltd. Class N	35,536	8,220,518
Nedbank Group Ltd.	29,393	237,173
Northam Platinum Ltd. (a)	29,022	360,552
Old Mutual Ltd.	379,679	327,529
PSG Group Ltd.	11,076	47,118
Redefine Properties Ltd. (a)	431,550	94,785
Remgro Ltd.	43,109	285,462
RMB Holdings Ltd. (a)	84,730	8,023
Sanlam Ltd.	150,491	573,423
Sasol Ltd. (a)	47,251	509,337
Shoprite Holdings Ltd.	40,224	371,762
Sibanye Stillwater Ltd.	224,943	853,923
Spar Group Ltd.	17,183	219,721
Standard Bank Group Ltd.	106,190	880,337
Tiger Brands Ltd.	14,613	192,065
Vodacom Group Ltd.	55,916	456,117
Woolworths Holdings Ltd.	91,759	271,856

TOTAL SOUTH AFRICA		22,732,688

Spain - 1.4%
ACS Actividades de Construccion y Servicios SA	21,628	675,064
ACS Actividades de Construccion y Servicios SA rights 2/5/21 (a)	21,628	10,656
Aena Sme SA (a)(b)	5,949	919,031
Amadeus IT Holding SA Class A	36,845	2,352,306
Banco Bilbao Vizcaya Argentaria SA	545,251	2,487,827
Banco de Sabadell SA	441,054	193,650
Banco Santander SA (Spain)	1,358,755	3,966,077
Bankinter SA	52,576	296,432
CaixaBank SA	294,895	744,166
Cellnex Telecom SA (b)	31,813	1,865,088
Enagas SA	21,731	479,305
Endesa SA	26,084	667,904
Ferrovial SA	41,214	990,552
Gas Natural SDG SA	27,974	723,429
Grifols SA	19,458	573,802
Grifols SA ADR	29,152	515,407
Iberdrola SA	464,619	6,306,532
Iberdrola SA rights (a)	441,648	85,641
Industria de Diseno Textil SA	91,582	2,716,159
International Consolidated Airlines Group SA (a)	35,943	70,400
International Consolidated Airlines Group SA CDI (a)	276,378	541,511
Merlin Properties Socimi SA	28,719	275,679
Red Electrica Corporacion SA	35,838	681,072
Repsol SA	126,590	1,243,582
Telefonica SA	418,857	1,807,324

TOTAL SPAIN		31,188,596

Sweden - 2.2%
AAK AB	14,470	283,208
AF Poyry AB (B Shares)	8,230	225,145
Alfa Laval AB	24,408	641,432
ASSA ABLOY AB (B Shares)	80,999	2,003,249
Atlas Copco AB:
(A Shares)	53,569	2,906,298
(B Shares)	30,749	1,445,401
Beijer Ref AB (B Shares)	6,666	277,288
Billerud AB	14,070	251,638
Boliden AB	22,122	728,020
Castellum AB	20,742	498,922
Dometic Group AB (b)	24,147	333,902
Electrolux AB (B Shares)	20,073	491,718
Electrolux Professional AB (a)	16,841	92,082
Elekta AB (B Shares)	30,421	438,679
Epiroc AB:
Class A	54,693	1,050,819
Class B	27,725	477,108
Ericsson (B Shares)	218,018	2,745,162
Essity AB Class B	49,853	1,594,690
Evolution Gaming Group AB (b)	13,106	1,279,185
Fabege AB	22,694	339,067
Fastighets AB Balder (a)	8,065	404,780
Getinge AB (B Shares)	17,946	463,452
H&M Hennes & Mauritz AB (B Shares)	62,124	1,330,756
Hexagon AB (B Shares)	22,795	1,996,810
HEXPOL AB (B Shares)	23,745	260,430
Holmen AB (B Shares)	7,671	351,590
Hufvudstaden AB (A Shares)	9,971	152,734
Husqvarna AB (B Shares)	34,030	422,102
ICA Gruppen AB	7,386	370,613
Industrivarden AB:
(A Shares)	7,802	263,107
(C Shares)	19,312	615,900
Indutrade AB	21,370	439,353
Investor AB (B Shares)	36,648	2,694,558
Kinnevik AB (B Shares)	19,821	974,411
L E Lundbergforetagen AB	5,183	273,034
Latour Investment AB Class B	10,443	234,197
Lifco AB	3,476	320,092
Loomis AB (B Shares)	5,588	143,373
Lundin Petroleum AB	15,228	416,222
Nibe Industrier AB (B Shares)	29,209	976,977
Nordic Entertainment Group AB Class B	5,551	290,560
Saab AB (B Shares)	7,019	197,056
Samhallsbyggnadsbolaget I Norden AB (B Shares)	67,287	221,115
Sandvik AB	89,034	2,224,705
Securitas AB (B Shares)	26,518	410,164
Skandinaviska Enskilda Banken AB (A Shares) (a)	131,228	1,434,725
Skanska AB (B Shares)	32,766	849,313
SKF AB (B Shares)	30,404	834,661
SSAB Svenskt Stal AB (B Shares)	46,097	177,905
Svenska Cellulosa AB (SCA) (B Shares)	48,962	863,953
Svenska Handelsbanken AB (A Shares)	125,716	1,253,262
Sweco AB (B Shares)	13,836	230,647
Swedbank AB (A Shares)	75,833	1,431,846
Swedish Match Co. AB	13,197	1,020,220
Swedish Orphan Biovitrum AB (a)	16,133	305,331
Tele2 AB (B Shares)	40,744	563,160
Telia Co. AB	206,041	904,911
Thule Group AB (b)	7,770	288,807
Trelleborg AB (B Shares)	19,589	444,581
Volvo AB (B Shares)	128,951	3,191,253
Wallenstam AB (B Shares)	17,770	271,134
Wihlborgs Fastigheter AB	11,559	238,199

TOTAL SWEDEN		48,855,012

Switzerland - 5.5%
ABB Ltd. (Reg.)	155,059	4,573,681
Adecco SA (Reg.)	13,190	826,865
Alcon, Inc. (Switzerland) (a)	40,145	2,884,401
ams AG (a)	22,136	555,668
Baloise Holdings AG	4,059	680,335
Compagnie Financiere Richemont SA:
warrants 11/22/23 (a)	76,834	25,015
Series A	42,631	3,966,609
Credit Suisse Group AG	190,132	2,494,070
Geberit AG (Reg.)	3,035	1,858,991
Givaudan SA	649	2,620,044
Julius Baer Group Ltd.	18,349	1,110,212
Kuehne & Nagel International AG	4,063	926,405
LafargeHolcim Ltd. (Reg.)	41,676	2,257,499
Lindt & Spruengli AG	9	839,630
Lindt & Spruengli AG (participation certificate)	83	720,281
Lonza Group AG	6,097	3,894,152
Nestle SA (Reg. S)	234,904	26,331,936
Novartis AG	201,490	18,243,949
Partners Group Holding AG	1,533	1,814,817
Roche Holding AG:
(Bearer)	1,843	649,679
(participation certificate)	57,761	19,934,019
Schindler Holding AG (participation certificate)	3,327	879,605
SGS SA (Reg.)	420	1,277,328
Siemens Energy AG (a)	32,664	1,212,173
Sika AG	11,586	3,152,901
Sonova Holding AG Class B	4,436	1,072,708
Straumann Holding AG	938	1,042,094
Swiss Life Holding AG	2,679	1,223,783
Swiss Prime Site AG	6,205	603,956
Swiss Re Ltd.	23,164	2,045,557
Swisscom AG	2,044	1,113,845
Temenos Group AG	5,367	679,951
UBS Group AG	312,783	4,521,000
Vifor Pharma AG	3,617	492,148
Zurich Insurance Group Ltd.	12,295	4,916,620

TOTAL SWITZERLAND		121,441,927

Taiwan - 3.8%
Accton Technology Corp.	42,000	404,091
Acer, Inc.	219,000	211,487
Advantech Co. Ltd.	37,696	465,632
ASE Technology Holding Co. Ltd.	276,000	908,568
Asia Cement Corp.	195,000	278,462
ASMedia Technology, Inc.	2,000	136,018
ASUSTeK Computer, Inc.	61,000	623,916
AU Optronics Corp. (a)	743,000	390,579
Catcher Technology Co. Ltd.	62,000	438,256
Cathay Financial Holding Co. Ltd.	707,716	1,008,099
Chang Hwa Commercial Bank	486,974	287,723
Cheng Shin Rubber Industry Co. Ltd.	188,000	268,130
Chicony Electronics Co. Ltd.	44,000	135,875
Chilisin Electronics Corp.	15,000	54,086
China Development Finance Holding Corp.	1,151,000	366,532
China Life Insurance Co. Ltd.	286,642	232,294
China Petrochemical Development Corp.	300	99
China Steel Corp.	1,022,000	837,346
China Synthetic Rubber Corp.	643	531
Chipbond Technology Corp.	47,000	116,112
Chroma ATE, Inc.	35,000	236,157
Chunghwa Telecom Co. Ltd.	359,000	1,385,208
Compal Electronics, Inc.	281,000	215,182
Compeq Manufacturing Co. Ltd.	78,000	118,207
CTBC Financial Holding Co. Ltd.	1,599,000	1,084,610
Delta Electronics, Inc.	157,000	1,583,396
E.SUN Financial Holdings Co. Ltd.	1,024,887	863,494
ECLAT Textile Co. Ltd.	17,000	246,100
Elite Material Co. Ltd.	22,000	118,204
ENNOSTAR, Inc. (a)	54,500	160,517
EVA Airways Corp.	211,619	94,813
Evergreen Marine Corp. (Taiwan) (a)	308,643	343,781
Far Eastern Department Stores Co. Ltd.	64,000	49,124
Far Eastern Textile Ltd.	299,000	277,534
Far EasTone Telecommunications Co. Ltd.	123,000	263,468
Feng Tay Enterprise Co. Ltd.	45,480	292,257
First Financial Holding Co. Ltd.	854,479	616,203
FLEXium Interconnect, Inc.	26,000	110,457
Formosa Chemicals & Fibre Corp.	329,000	909,093
Formosa Petrochemical Corp.	140,000	445,325
Formosa Plastics Corp.	354,000	1,099,497
Formosa Taffeta Co. Ltd.	63,000	65,449
Foxconn Technology Co. Ltd.	80,000	213,630
Fubon Financial Holding Co. Ltd.	587,000	954,548
Genius Electronic Optical Co. Ltd.	8,000	137,660
Giant Manufacturing Co. Ltd.	25,000	243,208
Giga-Byte Technology Co. Ltd.	34,000	95,770
GlobalWafers Co. Ltd.	17,000	376,281
Great Wall Enterprise Co. Ltd.	55,214	95,108
Highwealth Construction Corp.	79,200	120,450
HIWIN Technologies Corp.	21,447	303,203
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,017,800	4,051,433
Hotai Motor Co. Ltd.	30,000	607,261
Hua Nan Financial Holdings Co. Ltd.	759,546	465,039
Innolux Corp.	759,000	353,609
International Games Systems Co. Ltd.	5,000	138,517
Inventec Corp.	223,000	185,097
ITEQ Corp.	14,000	66,974
King Yuan Electronics Co. Ltd.	153,000	202,099
King's Town Bank	98,000	132,773
Largan Precision Co. Ltd.	8,000	839,670
Lien Hwa Industrial Corp.	70,522	101,839
Lite-On Technology Corp.	182,000	356,710
Macronix International Co. Ltd.	153,340	215,139
Makalot Industrial Co. Ltd.	13,450	90,272
Makalot Industrial Co. Ltd. rights 3/11/21 (a)	1,009	1,873
MediaTek, Inc.	130,000	4,060,905
Mega Financial Holding Co. Ltd.	903,000	907,481
Merida Industry Co. Ltd.	18,000	170,612
Merry Electronics Co. Ltd.	16,064	77,708
Micro-Star International Co. Ltd.	62,000	288,851
Nan Ya Plastics Corp.	463,000	1,084,317
Nanya Technology Corp.	94,000	268,130
Nien Made Enterprise Co. Ltd.	12,000	158,509
Novatek Microelectronics Corp.	46,000	647,032
OBI Pharma, Inc. (a)	454	1,856
Pegatron Corp.	177,000	495,405
Phison Electronics Corp.	12,000	162,365
Pou Chen Corp.	238,000	237,907
Powertech Technology, Inc.	78,000	271,222
Poya International Co. Ltd.	5,000	103,531
President Chain Store Corp.	46,000	438,471
Qisda Corp.	120,000	122,738
Quanta Computer, Inc.	225,000	648,227
Radiant Opto-Electronics Corp.	53,000	217,593
Realtek Semiconductor Corp.	40,000	644,747
Ruentex Development Co. Ltd.	79,200	109,564
Ruentex Industries Ltd.	27,600	67,199
Shin Kong Financial Holding Co. Ltd.	1,000,538	287,542
Simplo Technology Co. Ltd.	15,000	193,317
SINBON Electronics Co. Ltd.	17,000	152,333
Sino-American Silicon Products, Inc.	43,000	233,337
Sinopac Holdings Co.	938,180	366,751
Standard Foods Corp.	31,000	62,529
Synnex Technology International Corp.	100,000	161,365
Taichung Commercial Bank Co. Ltd.	216,100	82,163
Taishin Financial Holdings Co. Ltd.	896,402	400,022
Taiwan Business Bank	411,423	133,660
Taiwan Cement Corp.	386,859	554,510
Taiwan Cooperative Financial Holding Co. Ltd.	793,448	542,449
Taiwan Fertilizer Co. Ltd.	53,000	95,173
Taiwan High Speed Rail Corp.	157,000	161,983
Taiwan Mobile Co. Ltd.	195,000	669,701
Taiwan Semiconductor Manufacturing Co. Ltd.	1,544,000	32,620,059
Taiwan Surface Mounting Technology Co. Ltd.	18,000	80,004
Taiwan Union Technology Corp.	25,000	98,622
Tatung Co. Ltd. (a)	131,000	117,854
TCI Co. Ltd.	446	3,232
TECO Electric & Machinery Co. Ltd.	129,000	123,423
The Shanghai Commercial & Savings Bank Ltd.	372,000	496,691
Tripod Technology Corp.	32,000	146,799
Unified-President Enterprises Corp.	420,000	1,019,599
Unimicron Technology Corp.	101,000	311,895
United Integrated Services Co.	14,000	119,453
United Microelectronics Corp.	943,000	1,689,121
Vanguard International Semiconductor Corp.	71,000	283,888
Voltronic Power Technology Corp.	5,250	239,906
Walsin Lihwa Corp.	171,000	100,423
Walsin Technology Corp.	27,000	212,542
Win Semiconductors Corp.	30,000	443,397
Winbond Electronics Corp.	211,000	199,241
Wistron Corp.	228,000	254,364
Wiwynn Corp.	8,000	235,907
WPG Holding Co. Ltd.	101,040	155,108
Yageo Corp.	32,000	655,742
Yuanta Financial Holding Co. Ltd.	1,007,160	715,522

TOTAL TAIWAN		83,694,072

Thailand - 0.7%
Advanced Info Service PCL (For. Reg.)	83,200	478,129
Advanced Information Service PCL NVDR	7,400	42,526
Airports of Thailand PCL (For. Reg.)	351,900	699,567
B. Grimm Power PCL (For. Reg.)	73,400	125,072
Bangkok Bank PCL	13,300	50,436
Bangkok Bank PCL (For. Reg.)	136,600	518,012
Bangkok Commercial Asset Management PCL	118,900	81,438
Bangkok Dusit Medical Services PCL	45,600	31,538
Bangkok Dusit Medical Services PCL (For. Reg.)	734,600	508,059
Bangkok Expressway and Metro PCL	546,400	148,786
Bangkok Expressway and Metro PCL	154,200	41,989
Banpu PCL	89,700	31,169
Banpu PCL (For. Reg.)	297,700	103,444
Berli Jucker PCL	27,500	30,550
Berli Jucker PCL (For. Reg)	79,400	88,207
BTS Group Holdings PCL (For. Reg.)	690,700	218,079
Bumrungrad Hospital PCL (For. Reg.)	37,300	156,403
Carabao Group PCL	26,700	129,798
Central Pattana PCL	18,500	30,287
Central Pattana PCL (For. Reg.)	214,400	351,006
Central Retail Corp. PCL	387,808	398,433
Charoen Pokphand Foods PCL (For. Reg.)	517,700	471,344
CP ALL PCL (For. Reg.)	483,500	924,837
CPN Retail Growth Leasehold REIT	228,200	147,152
CPN Retail Growth Leasehold REIT rights (a)	24,210	0
Delta Electronics PCL (For. Reg.)	36,700	647,431
Electricity Generating PCL (For. Reg.)	17,700	105,561
Energy Absolute PCL (For. Reg.)	201,900	438,473
Global Power Synergy Public Co. Ltd.	59,694	156,066
Gulf Energy Development PCL (For. Reg.)	398,000	445,473
Hana Microelectronics PCL (For. Reg.)	49,400	88,715
Home Product Center PCL	80,700	36,939
Home Product Center PCL (For. Reg.)	465,300	212,984
Indorama Ventures PCL (For. Reg.)	178,000	208,152
Intouch Holdings PCL (For. Reg.)	176,500	330,237
IRPC PCL (For. Reg.)	867,400	98,535
Kasikornbank PCL (For. Reg.)	190,600	808,760
Kiatnakin Bank PCL (For. Reg.)	86,000	159,472
Krung Thai Bank PCL	90,800	34,888
Krung Thai Bank PCL (For. Reg.)	413,900	159,033
Krungthai Card PCL (For. Reg.)	77,300	167,875
Land & House PCL (For. Reg.)	623,700	162,541
Minor International PCL:
warrants 9/30/21 (a)	4,695	49
warrants 7/31/23 (a)	9,669	2,278
(For. Reg.)	329,621	273,124
Muangthai Leasing PCL	49,300	108,302
Osotspa PCL	72,200	86,240
PTT Exploration and Production PCL	14,700	50,834
PTT Exploration and Production PCL (For. Reg.)	106,800	369,322
PTT Global Chemical PCL (For. Reg.)	228,400	450,237
PTT PCL	34,400	43,388
PTT PCL:
(For. Reg.)	1,054,600	1,330,142
NVDR	54,200	68,361
Ratchaburi Electric Generating Holding PCL (For. Reg.)	48,200	79,716
Siam Cement PCL	3,700	46,729
Siam Cement PCL (For. Reg.)	62,500	789,342
Siam Commercial Bank PCL (For. Reg.)	204,900	645,233
Siam Global House PCL	89	62
Srisawad Corp. PCL:
warrants 8/29/25 (a)	2,460	1,389
(For. Reg.)	70,600	158,042
Thai Beverage PCL	700,600	435,106
Thai Oil PCL (For. Reg.)	88,200	160,605
Thai Union Frozen Products PCL (For. Reg.)	199,600	92,031
Thanachart Capital PCL (For. Reg.)	57,900	62,388
TISCO Financial Group PCL	48,000	147,945
TISCO Financial Group PCL	15,900	49,007
TMB Bank PCL (For. Reg.)	5,668,925	208,347
Total Access Communication PCL (For. Reg.)	43,200	46,909
True Corp. PCL (For. Reg.)	1,742,100	186,259
VGI PCL	266,600	59,680
WHA Corp. PCL	801,800	80,903

TOTAL THAILAND		16,099,366

Turkey - 0.1%
Akbank TAS (a)	266,308	232,197
Anadolu Efes Biracilik Ve Malt Sanayii A/S	14,067	47,754
Arcelik A/S	16,974	76,551
Aselsan A/S	39,366	93,072
Bim Birlesik Magazalar A/S JSC	35,466	348,735
Coca-Cola Icecek Sanayi A/S	4,484	45,255
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	173,683	57,204
Enka Insaat ve Sanayi A/S	151,199	160,761
Eregli Demir ve Celik Fabrikalari T.A.S.	102,250	200,524
Ford Otomotiv Sanayi A/S	5,191	102,085
Haci Omer Sabanci Holding A/S	123,537	177,778
Koc Holding A/S	93,286	257,525
Koza Altin Isletmeleri A/S (a)	2,833	44,679
Pegasus Hava Tasimaciligi A/S (a)	2,534	24,449
Petkim Petrokimya Holding A/S	102,876	70,297
Sok Marketler Ticaret A/S (a)	18,826	34,116
TAV Havalimanlari Holding A/S	12,849	37,789
Tekfen Holding A/S	14,772	36,560
Tofas Turk Otomobil Fabrikasi A/S	9,634	47,661
Turk Hava Yollari AO (a)	49,637	82,149
Turk Sise ve Cam Fabrikalari A/S	117,630	116,227
Turkcell Iletisim Hizmet A/S	102,924	224,211
Turkiye Garanti Bankasi A/S (a)	184,838	235,176
Turkiye Halk Bankasi A/S (a)	46,792	33,636
Turkiye Is Bankasi A/S Series C (a)	144,804	121,507
Turkiye Petrol Rafinerileri A/S (a)	8,349	113,416
Turkiye Vakiflar Bankasi TAO (a)	75,722	44,809
Ulker Biskuvi Sanayi A/S (a)	11,675	36,187
Yapi ve Kredi Bankasi A/S (a)	240,353	93,615

TOTAL TURKEY		3,195,925

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	225,891	396,046
Aldar Properties PJSC	449,216	428,040
Dubai Islamic Bank Pakistan Ltd.	398,862	547,286
Emaar Properties PJSC (a)	415,570	429,921
Emirates NBD Bank PJSC	200,120	642,886
Emirates Telecommunications Corp.	283,272	1,533,138
First Abu Dhabi Bank PJSC	594,693	2,431,779

TOTAL UNITED ARAB EMIRATES		6,409,096

United Kingdom - 8.4%
3i Group PLC	79,371	1,208,758
Admiral Group PLC	20,982	828,531
Amarin Corp. PLC ADR (a)	32,822	246,165
Anglo American PLC (United Kingdom)	111,299	3,681,261
Antofagasta PLC	27,407	536,989
Ashtead Group PLC	37,028	1,873,603
Associated British Foods PLC	29,115	844,512
AstraZeneca PLC (United Kingdom)	107,115	10,926,929
Atlassian Corp. PLC (a)	10,795	2,495,048
Auto Trader Group PLC (b)	78,757	607,183
Aveva Group PLC	9,325	464,559
Aviva PLC	320,702	1,466,918
BAE Systems PLC	264,585	1,669,459
Barclays PLC (a)	1,335,081	2,435,449
Barratt Developments PLC (a)	83,730	732,848
Beazley PLC	49,620	211,711
Bellway PLC	10,233	386,272
Berkeley Group Holdings PLC	10,332	593,011
BHP Group PLC	172,263	4,720,925
BP PLC (a)	1,643,981	6,108,961
British American Tobacco PLC (United Kingdom)	186,187	6,765,641
British Land Co. PLC	73,837	453,940
BT Group PLC	717,944	1,235,516
Bunzl PLC	26,888	865,754
Burberry Group PLC	32,826	772,922
Carnival PLC	13,877	218,625
Centrica PLC	477,338	338,654
Coca-Cola European Partners PLC	16,235	754,440
Compass Group PLC	145,612	2,601,035
ConvaTec Group PLC (b)	130,031	356,680
Croda International PLC	11,597	998,822
Dechra Pharmaceuticals PLC	8,986	443,977
Derwent London PLC	9,281	403,363
Diageo PLC	190,221	7,636,839
Direct Line Insurance Group PLC	108,393	445,395
DS Smith PLC (a)	109,965	548,434
easyJet PLC	24,268	242,199
Electrocomponents PLC	36,707	441,331
Evraz PLC	41,946	288,166
G4S PLC (United Kingdom)	123,394	439,747
GlaxoSmithKline PLC	408,883	7,593,491
GW Pharmaceuticals PLC ADR (a)(d)	2,600	396,422
Halma PLC	30,761	1,040,614
Hargreaves Lansdown PLC	22,509	526,913
HomeServe PLC	22,974	328,629
Howden Joinery Group PLC (a)	50,231	462,497
HSBC Holdings PLC (United Kingdom) (a)	1,687,724	8,831,202
IMI PLC	23,295	397,694
Imperial Brands PLC	77,468	1,560,299
Informa PLC (a)	123,116	842,762
InterContinental Hotel Group PLC (a)	15,288	941,852
Intermediate Capital Group PLC	23,647	550,799
Intertek Group PLC	13,200	997,984
Investec PLC	60,659	158,204
ITV PLC	299,866	435,102
J Sainsbury PLC	141,337	473,288
JD Sports Fashion PLC	36,151	370,006
Johnson Matthey PLC	16,269	658,029
Kingfisher PLC (a)	170,311	646,534
Land Securities Group PLC	63,013	530,715
Legal & General Group PLC	488,783	1,634,083
Lloyds Banking Group PLC	5,792,188	2,599,142
London Stock Exchange Group PLC	25,808	3,063,799
M&G PLC	209,320	504,481
Marks & Spencer Group PLC	162,016	312,919
Mediclinic International PLC (a)	40,641	158,191
Meggitt PLC	65,221	354,591
Melrose Industries PLC (a)	397,369	917,407
Micro Focus International PLC	27,100	163,433
Mondi PLC	39,685	939,318
National Grid PLC	308,325	3,590,838
NatWest Group PLC	370,053	748,374
Network International Holdings PLC (a)(b)	19,967	93,892
Next PLC	10,869	1,151,164
Ninety One PLC	22,572	72,617
Ocado Group PLC (a)	49,461	1,881,945
Pearson PLC	60,938	675,137
Pennon Group PLC	33,684	431,430
Persimmon PLC	26,195	915,581
Phoenix Group Holdings PLC	66,674	616,453
Prudential PLC	212,958	3,407,206
Quilter PLC (b)	148,967	316,570
Reckitt Benckiser Group PLC	60,078	5,093,317
RELX PLC (London Stock Exchange)	161,645	4,014,287
Rentokil Initial PLC (a)	151,172	1,030,670
Rightmove PLC (a)	71,939	590,615
Rio Tinto PLC	88,063	6,681,087
Rolls-Royce Holdings PLC	684,096	859,517
Royal Dutch Shell PLC:
Class A (United Kingdom)	335,172	6,202,122
Class B (United Kingdom)	301,986	5,263,162
RSA Insurance Group PLC	84,294	779,594
Sage Group PLC	89,858	726,155
Schroders PLC	9,938	465,278
Scottish & Southern Energy PLC	85,779	1,744,147
Segro PLC	96,951	1,267,535
Severn Trent PLC	19,845	628,647
Smith & Nephew PLC	72,347	1,523,179
Smiths Group PLC	32,134	624,543
Spectris PLC	9,550	397,259
Spirax-Sarco Engineering PLC	5,999	910,724
SSP Group PLC	41,893	166,344
St. James's Place Capital PLC	42,904	689,841
Standard Chartered PLC (United Kingdom)	217,046	1,320,392
Standard Life PLC	177,455	734,526
Tate & Lyle PLC	37,779	356,543
Taylor Wimpey PLC (a)	295,017	591,977
Tesco PLC	796,152	2,605,327
The Weir Group PLC	20,770	539,279
Travis Perkins PLC (a)	20,880	386,075
Unilever PLC	214,290	12,483,503
Unite Group PLC	32,810	431,564
United Utilities Group PLC	55,643	703,078
Vistry Group PLC	17,036	196,772
Vodafone Group PLC	2,184,837	3,731,152
Whitbread PLC (a)	16,504	630,223
WM Morrison Supermarkets PLC	199,822	491,309

TOTAL UNITED KINGDOM		185,441,922

United States of America - 0.1%
Kolon TissueGene, Inc. unit (a)(c)	911	6,525
Stratasys Ltd. (a)(d)	4,554	189,037
XP, Inc. Class A (a)	12,015	524,335
Yum China Holdings, Inc.	34,161	1,937,270

TOTAL UNITED STATES OF AMERICA		2,657,167

TOTAL COMMON STOCKS
(Cost $1,832,081,236)		2,119,397,678

Nonconvertible Preferred Stocks - 1.0%
Brazil - 0.4%
Alpargatas SA (PN)	13,700	97,253
Azul SA (a)	22,100	162,941
Banco Bradesco SA (PN)	368,486	1,666,181
Banco Inter SA (b)	3	24
Bradespar SA (PN)	19,700	225,070
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	19,429	102,056
Companhia Energetica de Minas Gerais (CEMIG) (PN)	95,091	238,101
Companhia Paranaense de Energia-Copel (PN-B)	7,100	84,711
Gerdau SA	86,900	369,270
Itau Unibanco Holding SA	396,450	2,053,477
Itausa-Investimentos Itau SA (PN)	366,900	711,483
Lojas Americanas SA (PN)	74,774	329,222
Metalurgica Gerdau SA (PN)	49,800	96,298
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.)	385,300	1,879,529

TOTAL BRAZIL		8,015,616

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA (PN-B) (a)	10,008	505,977
Colombia - 0.0%
Banco Davivienda SA	7,770	73,368
Bancolombia SA (PN)	45,459	401,475
Grupo Aval Acciones y Valores SA	257,424	83,524

TOTAL COLOMBIA		558,367

Germany - 0.3%
Henkel AG & Co. KGaA	14,651	1,520,166
Porsche Automobil Holding SE (Germany)	12,372	859,296
Sartorius AG (non-vtg.)	2,790	1,390,211
Volkswagen AG	14,954	2,838,983

TOTAL GERMANY		6,608,656

Korea (South) - 0.2%
Hyundai Motor Co.	1,790	180,858
Hyundai Motor Co. Series 2	3,437	316,536
LG Chemical Ltd.	840	351,130
Samsung Electronics Co. Ltd.	65,452	4,278,062

TOTAL KOREA (SOUTH)		5,126,586

Russia - 0.1%
AK Transneft OAO	120	227,696
Sberbank of Russia	86,230	271,406
Surgutneftegas OJSC	714,700	376,820

TOTAL RUSSIA		875,922

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $21,403,749)		21,691,124
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (Cost $2,999,326)(e)	3,000,000	2,999,510
	Shares	Value

Money Market Funds - 2.6%
Fidelity Cash Central Fund 0.09% (f)	52,019,718	52,030,122
Fidelity Securities Lending Cash Central Fund 0.09% (f)(g)	4,913,910	4,914,401
TOTAL MONEY MARKET FUNDS
(Cost $56,944,334)		56,944,523
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $1,913,428,645)		2,201,032,835
NET OTHER ASSETS (LIABILITIES) - 0.4%(h)		8,308,625
NET ASSETS - 100%		$2,209,341,460

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	390	March 2021	$41,252,250	$223,388	$223,388
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	319	March 2021	21,151,295	902,185	902,185
TME S&P/TSX 60 Index Contracts (Canada)	27	March 2021	4,320,422	(32,700)	(32,700)
TOTAL FUTURES CONTRACTS					$1,092,873

The notional amount of futures purchased as a percentage of Net Assets is 3.0%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $36,871,937 or 1.7% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,999,510.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $1,098,268 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$16,437
Fidelity Securities Lending Cash Central Fund	5,539
Total	$21,976

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.